Prospectus May 1, 2015

	Class A	Class B	Class C	Class N	Class Y
AEW Real Estate Fund	NRFAX	NRFBX	NRCFX	NRFNX	NRFYX
CGM Advisor Targeted Equity Fund	NEFGX	NEBGX	NEGCX		NEGYX
Natixis Diversified Income Fund	IIDPX		CIDPX		YIDPX
Natixis Oakmark Fund	NEFOX	NEGBX	NECOX		NEOYX
Natixis Oakmark International Fund	NOIAX		NOICX
Natixis U.S. Equity Opportunities Fund	NEFSX	NESBX	NECCX		NESYX
Vaughan Nelson Small Cap Value Fund	NEFJX	NEJBX	NEJCX		NEJYX
Vaughan Nelson Value Opportunity Fund	VNVAX		VNVCX	VNVNX	VNVYX

The Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	5.00%	1.00%	None	None
Redemption fees	None	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class N	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses [1]	0.35%	0.35%	0.35%	9.34%	0.35%
Total annual fund operating expenses	1.40%	2.15%	2.15%	10.14%	1.15%
Fee waiver and/or expense reimbursement [2],[3]	0.05%	0.05%	0.05%	9.20%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.35%	2.10%	2.10%	0.94%	1.10%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.35%, 2.10%, 2.10%, 1.05% and 1.10% of the Fund's average daily net assets for Class A, B, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35%, 2.10%, 2.10%, 1.05% and 1.10% of the Fund's average daily net assets for Class A, B, C, N and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]

NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$705	$988	$1,292	$2,154
Class B	$713	$968	$1,350	$2,288
Class C	$313	$668	$1,150	$2,479
Class N	$96	$2,097	$3,900	$7,657

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Fund Summary

Class Y	$112	$360	$628	$1,393

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class B	$213	$668	$1,150	$2,288
Class C	$213	$668	$1,150	$2,479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts ("REITs") and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. ("AEW") employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of

2

Fund Summary

the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Real Estate Risk: Because the Fund concentrates its investments in REITs and the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 32.96% Lowest Quarterly Return: Fourth Quarter 2008, -38.19%

The Fund's Class A shares total return year to date as of March 31, 2015 was 5.00%.

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns				Life of Class N
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Past 10 Years	(5/1/13)
Class A - Return Before Taxes	22.57%	14.85%	7.45%	-
Return After Taxes on Distributions	19.77%	12.49%	5.54%	-
Return After Taxes on Distributions and Sale of Fund Shares	14.24%	11.52%	5.67%	-
Class B - Return Before Taxes	24.02%	15.14%	7.28%	-
Class C - Return Before Taxes	27.99%	15.36%	7.28%	-
Class N - Return Before Taxes	30.52%	-	-	9.72%
Class Y - Return Before Taxes	30.32%	16.53%	8.39%	-
MSCI US REIT Index	30.38%	17.05%	8.31%	9.75%

3

Fund Summary

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

AEW Capital Management, L.P.

Portfolio Managers

Matthew A. Troxell, CFA®, Managing Director of AEW, has served as Senior Portfolio Manager of the Fund since 2000.

John Garofalo, CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2014.

J. Hall Jones, Jr., CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2006.

Roman Ranocha, CFA®, Director of AEW, has served as co-portfolio manager of the Fund since 2006.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class B Shares

Class B shares of the Fund are not currently offered for sale.

Class N Shares

Class N shares of the Fund are intended primarily for employer-sponsored retirement plans held in an omnibus fashion and are not available for purchase by individual investors. Class N shares are also available to fund of funds that are distributed by NGAM Distribution, L.P. (the "Distributor"). There is no minimum initial or subsequent investment for these shares. Please see the section "How to Buy Shares" in the SAI for details.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

4

Fund Summary

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

5

Fund Summary

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	5.00%	1.00%	None
Redemption fees	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.19%	0.18%	0.19%	0.18%
Total annual fund operating expenses	1.15%	1.89%	1.90%	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods (except where indicated).  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$685	$919	$1,172	$1,892
Class B	$692	$894	$1,221	$2,019
Class C	$293	$597	$1,026	$2,222
Class Y	$91	$284	$493	$1,096

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class B	$192	$594	$1,021	$2,019
Class C	$193	$597	$1,026	$2,222

6

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 229% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks and preferred stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Well-established, with records of above-average growth

■

Promise of maintaining their leadership positions in their respective industries

■

Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

■

It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

■

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

■

CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

■

CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

 The Fund may also:

■

Invest a significant portion of its assets in a single industry sector.

■

Invest in foreign securities, including those in emerging markets.

■

Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

■

Invest in real estate investment trusts ("REITs").

■

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.  Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

7

Fund Summary

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses.

Key Personnel Risk: If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Fourth Quarter 2011, 15.77% Lowest Quarterly Return: Third Quarter 2011, -24.23%

8

Fund Summary

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	2.04%	8.55%	6.74%
Return After Taxes on Distributions	-2.78%	6.38%	5.21%
Return After Taxes on Distributions and Sale of Fund Shares	2.29%	6.15%	5.05%
Class B - Return Before Taxes	2.94%	8.73%	6.59%
Class C - Return Before Taxes	6.52%	9.00%	6.58%
Class Y - Return Before Taxes	8.52%	10.09%	7.65%
S&P 500® Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

Capital Growth Management Limited Partnership

Portfolio Manager

G. Kenneth Heebner, CFA®, senior portfolio manager of CGM, has served as portfolio manager of the Fund since 1976.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class B Shares

Class B shares of the Fund are not currently offered for sale.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the "Distributor"). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

9

Fund Summary

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

10

Fund Summary

Natixis Diversified Income Fund

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None
Redemption fees	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y
Management fees	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses	0.26%	0.26%	0.27%
Total annual fund operating expenses	1.06%	1.81%	0.82%
Fee waiver and/or expense reimbursement [1]	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06%	1.81%	0.82%
[1]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25%, 2.00% and 1.00% of the Fund's average daily net assets for Class A, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25%, 2.00% and 1.00% of the Fund's average daily net assets for Class A, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods (except where indicated).  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$553	$772	$1,008	$1,686
Class C	$284	$569	$980	$2,127
Class Y	$84	$262	$455	$1,014

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$184	$569	$980	$2,127

11

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund is designed to offer investors access to a diversified portfolio of complementary income-producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund's disciplines focus on income-producing fixed-income and equity securities. Each discipline is listed below.

Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts ("REITs")	25.00%	20.00%	30.00%
Active Dividend Equity *	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S. Treasury Inflation Protected Securities ("TIPS")	15.00%	10.00%	20.00%
Loomis Sayles Multi-Sector Bond	Investment grade fixed-income securities	40.00%	30.00%	50.00%
*	This discipline is managed by NGAM Advisors, L.P. ("NGAM Advisors") through its division Active Investment Advisors ("Active").

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. NGAM Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund's assets allocated to them in accordance with Active's or the respective subadviser's distinct investment style and strategy. NGAM Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, NGAM Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund's Board of Trustees, NGAM Advisors may revise the Fund's target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Fund may:

■

Invest in equity securities, including common stocks and preferred stocks.

■

Invest a significant portion of its assets in REITs and companies in the real-estate industry.

■

Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

■

Invest in convertible preferred stock and convertible debt securities.

■

Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts (including credit default swaps), currency hedging transactions and other derivatives.

■

Invest in fixed-income securities of any maturity, including those of foreign issuers and below investment-grade fixed-income securities (commonly known as "junk bonds").

■

Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as OTC options. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Derivatives Risk: Derivative instruments (such as those in which the Fund may invest, including options, foreign currency transactions, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee

12

Fund Summary

that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. The Fund's use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Inflation-Linked Securities Risk: Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers). There can be no assurance that the inflation index will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of inflation index.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations.  In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Leverage Risk: Use of derivative instruments may involve leverage.  Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations

13

Fund Summary

affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-class periods compare to those of two broad measures of market performance. The Blended Index is an unmanaged, blended index composed of the following weights: 40% Barclays U.S. Aggregate Bond Index, 25% MSCI US REIT Index, 20% Dow Jones U.S. Select Dividend Index, and 15% Barclays U.S. TIPS Index. The four indices composing the Blended Index measure, respectively, the performance of investment-grade fixed-income securities, equity REIT securities, dividend-yielding equity securities, and Treasury inflation-protected securities. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 18.28% Lowest Quarterly Return: Fourth Quarter 2008, -18.23%

Average Annual Total Returns				Life of Class	Life of Class Y
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years		(11/17/05)	(12/3/12)
Class A - Return Before Taxes	7.96%	10.13%		6.74%	-
Return After Taxes on Distributions	6.95%	9.10%		5.51%	-
Return After Taxes on Distributions and Sale of Fund Shares	4.69%	7.65%		4.87%	-
Class C - Return Before Taxes	11.28%	10.31%		6.47%	-
Class Y - Return Before Taxes	13.05%	11.16	% [1]	-	9.78%
Barclays U.S. Aggregate Bond Index	5.97%	4.45%		5.00%	1.77%
Blended Index	13.34%	10.21%		6.92%	8.59%
[1]	Prior to the inception of Class Y shares (12/3/12), performance is that of Class A shares and reflects the higher net expenses of that share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

14

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Subadvisers

AEW Capital Management, L.P.

Loomis, Sayles & Company, L.P. ("Loomis Sayles")

Portfolio Managers

Active Dividend Equity Discipline

Kevin H. Maeda, Chief Investment Officer for the Active Investment Advisors division of NGAM Advisors, has served as co-manager of the Active Dividend Equity portion of the Fund since 2005.

Serena V. Stone, CFA®, Assistant Vice President for the Active Investment Advisors division of NGAM Advisors, has served as co-manager of the Active Dividend Equity portion of the Fund since 2005.

AEW Diversified REIT Discipline

Matthew A. Troxell, CFA®, Managing Director of AEW, has served as senior portfolio manager of the AEW Diversified REIT portion of the Fund since 2005.

John Garofalo, CFA®, Director of AEW, has served as co-portfolio manager of the AEW Diversified REIT portion of the Fund since 2014.

J. Hall Jones, Jr., CFA®, Director of AEW, has served as co-portfolio manager of the AEW Diversified REIT portion of the Fund since 2005.

Roman Ranocha, CFA®, Director of AEW, has served as co-portfolio manager of the AEW Diversified REIT portion of the Fund since 2005.

Loomis Sayles — Inflation Protected Securities Discipline

Elaine Kan, CFA®, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles Inflation Protected Securities portion of the Fund since 2012.

Kevin P. Kearns, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles Inflation Protected Securities portion of the Fund since 2012.

Maura T. Murphy, CFA®, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles Inflation Protected Securities portion of the Fund since 2012.

Loomis Sayles — Multi-Sector Bond Discipline

Elaine M. Stokes, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles Multi-Sector Bond portion of the Fund since 2005.

Matthew J. Eagan, CFA®, Vice President of Loomis Sayles, has served as co-manager of the Loomis Sayles Multi-Sector Bond portion of the Fund since 2005.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

15

Fund Summary

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

16

Fund Summary

Natixis Oakmark Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	5.00%	1.00%	None
Redemption fees	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.28%	0.28%	0.28%	0.28%
Total annual fund operating expenses	1.22%	1.97%	1.97%	0.97%
Fee waiver and/or expense reimbursement [1]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.22%	1.97%	1.97%	0.97%
[1]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

17

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$692	$940	$1,207	$1,967
Class B	$700	$918	$1,262	$2,102
Class C	$300	$618	$1,062	$2,296
Class Y	$99	$309	$536	$1,190

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class B	$200	$618	$1,062	$2,102
Class C	$200	$618	$1,062	$2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

18

Fund Summary

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 24.17% Lowest Quarterly Return: Fourth Quarter 2008, -27.03%

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	4.06%	13.32%	6.10%
Return After Taxes on Distributions	0.48%	12.28%	5.57%
Return After Taxes on Distributions and Sale of Fund Shares	4.91%	10.63%	4.88%
Class B - Return Before Taxes	4.88%	13.57%	5.93%
Class C - Return Before Taxes	8.62%	13.82%	5.93%
Class Y - Return Before Taxes	10.70%	14.97%	7.05%
S&P 500® Index	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Subadviser

Harris Associates L.P.

Portfolio Managers

William C. Nygren, CFA®, Vice President and portfolio manager of Harris Associates, has served as co-manager of the Fund since 2014.

Kevin G. Grant, CFA®, Co-Chief Executive Officer, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

M. Colin Hudson, CFA®, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

Michael J. Mangan, CFA®, CPA, portfolio manager of Harris Associates, served as co-manager of the Fund from 2002 until February 2014 and since August 2014.

19

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class B Shares

Class B shares of the Fund are not currently offered for sale.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the "Distributor"). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

20

Fund Summary

Natixis Oakmark International Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%
Redemption fees	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses [1]	0.20%	0.19%
Total annual fund operating expenses	1.30%	2.04%
Fee waiver and/or expense reimbursement [2]	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.04%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$700	$963	$1,247	$2,053
Class C	$307	$640	$1,098	$2,369

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$207	$640	$1,098	$2,369

21

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.

The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with Harris Associates' estimate of its intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 65 stocks.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments deniminated in, or received revenues in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.  Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Small and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's equity portfolio.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

22

Fund Summary

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year and life-of-fund performance with a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: First Quarter 2012, 17.17% Lowest Quarterly Return: Third Quarter 2011, -20.47%

Average Annual Total Returns		Life of Fund
(for the periods ended December 31, 2014)	Past 1 Year	(12/15/10)
Class A - Return Before Taxes	-11.46%	6.06%
Return After Taxes on Distributions	-12.12%	5.75%
Return After Taxes on Distributions and Sale of Fund Shares	-5.73%	4.87%
Class C - Return Before Taxes	-7.57%	6.85%
MSCI World ex USA Index (Net)	-4.32%	4.62%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P.

Subadviser

Harris Associates L.P.

Portfolio Managers

David G. Herro, CFA®, Deputy Chairman, Chief Investment Officer of International Equity and portfolio manager of Harris Associates, has served as co-portfolio manager of the Fund since 2010.

Robert A. Taylor, CFA®, Director of International Research, Vice President and portfolio manager of Harris Associates, has served as co-portfolio manager of the Fund since 2010.

23

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

24

Fund Summary

Natixis U.S. Equity Opportunities Fund

Investment Goal

The Fund seeks long-term growth of capital.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	5.00%	1.00%	None
Redemption fees	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses
Fee/expense recovery	0.02%	0.02%	0.01%	0.00%
Remainder of other expenses	0.24%	0.24%	0.25%	0.26%
Total other expenses [1],[2]	0.26%	0.26%	0.26%	0.26%
Total annual fund operating expenses	1.31%	2.06%	2.06%	1.06%
Fee waiver and/or expense reimbursement [3]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.31%	2.06%	2.06%	1.06%
[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]

The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05%, 2.05% and 1.05% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$701	$966	$1,252	$2,063
Class B	$709	$946	$1,308	$2,197

25

Fund Summary

Class C	$309	$646	$1,108	$2,390
Class Y	$108	$337	$585	$1,294

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class B	$209	$646	$1,108	$2,197
Class C	$209	$646	$1,108	$2,390

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund's approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund's segments. The segments and their subadvisers are listed below.

■

Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a security when the price approaches its estimated worth and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals.

■

Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment's portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular growth and profitable cash flow returns and management teams focused on creating long-term value for shareholders. The segment's portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors, L.P. ("NGAM Advisors") generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, NGAM Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may also:

■

Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

■

Invest in convertible preferred stock and convertible debt securities.

■

Invest in real estate investment trusts ("REITs").

■

Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as "junk bonds").

■

Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

■

Invest in equity securities of Canadian issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

26

Fund Summary

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.  Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. In the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. Below investment-grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

27

Fund Summary

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year, and ten-year periods compare to those of two broad measures of market performance. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. A subset of the Russell 3000® Index, it includes approximately 1,000 of the largest stocks based on a combination of market capitalization and current index membership. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 17.80% Lowest Quarterly Return: Fourth Quarter 2008, -24.20%

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	6.44%	15.06%	8.65%
Return After Taxes on Distributions	-1.29%	12.63%	7.45%
Return After Taxes on Distributions and Sale of Fund Shares	8.39%	11.92%	6.98%
Class B - Return Before Taxes	8.38%	15.35%	8.49%
Class C - Return Before Taxes	11.37%	15.57%	8.48%
Class Y - Return Before Taxes	13.25%	16.74%	9.62%
S&P 500® Index	13.69%	15.45%	7.67%
Russell 1000® Index	13.24%	15.64%	7.96%

The Fund uses multiple subadvisers.  The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Subadvisers

Harris Associates L.P.

Loomis, Sayles & Company, L.P.

28

Fund Summary

Portfolio Managers

Harris Associates

William C. Nygren, CFA®, Vice President and portfolio manager of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

Kevin G. Grant, CFA®, portfolio manager and analyst of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

M. Colin Hudson, CFA®, portfolio manager and analyst of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2014.

Michael J. Mangan, CFA®, CPA, portfolio manager of Harris Associates, served as co-manager of the Harris Associates Large Cap Value segment of the Fund from 2005 until February 2014 and since August 2014.

Loomis Sayles

Aziz V. Hamzaogullari, CFA®, Vice President of Loomis Sayles, has served as a manager of the Fund since 2011 and of the Loomis Sayles All Cap Growth segment of the Fund since 2014.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class B Shares

Class B shares of the Fund are not currently offered for sale.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the "Distributor"). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

29

Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

30

Fund Summary

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	5.00%	1.00%	None
Redemption fees	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.22%	0.22%	0.22%	0.22%
Acquired fund fees and expenses [1]	0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.51%	2.26%	2.26%	1.26%
Fee waiver and/or expense reimbursement [2]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.51%	2.26%	2.26%	1.26%
[1]

The expense information shown in the table differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[2]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45%, 2.20%, 2.20% and 1.20% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20%, 2.20% and 1.20% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods (except where indicated).  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$720	$1,025	$1,351	$2,273
Class B	$729	$1,006	$1,410	$2,407
Class C	$329	$706	$1,210	$2,595
Class Y	$128	$400	$692	$1,523

31

Fund Summary

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class B	$229	$706	$1,210	$2,407
Class C	$229	$706	$1,210	$2,595

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities. Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000® Value Index, an unmanaged index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000® Value Index fluctuates, at December 31, 2014, it was $19 million to $4.9 billion. The Fund may, however, invest in companies with large capitalizations.

Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on those companies meeting Vaughan Nelson's return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Companies earning a positive return on capital with stable-to-improving returns.

■

Companies valued at a discount to their asset value.

■

Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

■

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

■

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

■

Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

■

Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson's price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.

The Fund may also:

■

Invest in convertible preferred stock and convertible debt securities.

■

Invest in foreign securities, including emerging market securities.

■

Invest in real estate investment trusts ("REITs").

■

Invest in securities offered in initial public offerings ("IPOs").

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.  Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly

32

Fund Summary

reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole.  In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year, five-year and ten-year performance with a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 18.56% Lowest Quarterly Return: Third Quarter 2011, -19.60%

33

Fund Summary

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	2.54%	14.29%	10.50%
Return After Taxes on Distributions	-1.25%	10.56%	8.68%
Return After Taxes on Distributions and Sale of Fund Shares	4.36%	10.97%	8.44%
Class B - Return Before Taxes	3.51%	14.60%	10.33%
Class C - Return Before Taxes	7.07%	14.78%	10.33%
Class Y - Return Before Taxes	9.04%	15.94%	11.41	% [1]
Russell 2000® Value Index	4.22%	14.26%	6.89%
[1]	Prior to the inception of Class Y shares (12/3/12), performance is that of Class A shares and reflects the higher net expenses of that share class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions and Sale of Fund Shares for the 1-year period exceeds the Return Before Taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.  Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P.

Subadviser

Vaughan Nelson Investment Management, L.P.

Portfolio Managers

Dennis G. Alff, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chris D. Wallis, CFA®, Chief Executive Officer and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2004.

Scott J. Weber, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2004.

Purchase and Sale of Fund Shares

The Vaughan Nelson Small Cap Value Fund is closed to new investors; however, in its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund. NGAM Advisors may determine to reopen the Fund for investment at any time without notice to shareholders. For more information please see the section "It's Easy to Open an Account" in the Prospectus.

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

34

Fund Summary

Class B Shares

Class B shares of the Fund are not currently offered for sale.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. (the "Distributor"). Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

35

Fund Summary

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 65 of the Prospectus and on page 118 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None
Redemption fees	None	None	None	None
*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%
Other expenses
Fee/expense recovery	0.00%	0.00%	0.00%	0.00%
Remainder of other expenses	0.20%	0.20%	0.11%	0.20%
Total other expenses	0.20%	0.20%	0.11%	0.20%
Acquired fund fees and expenses [1]	0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	1.41%	2.16%	1.07%	1.16%
Fee waiver and/or expense reimbursement [2],3	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.41%	2.16%	1.07%	1.16%
[1]

The expense information shown in the table differs from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[2]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40%, 2.15%, 1.10% and 1.15% of the Fund's average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40%, 2.15%, 1.10% and 1.15% of the Fund's average daily net assets for Class A, C, N and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[3]

The Fund's investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2016 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

36

Fund Summary

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$710	$996	$1,302	$2,169
Class C	$319	$676	$1,159	$2,493
Class N	$109	$340	$590	$1,306
Class Y	$118	$368	$638	$1,409

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$219	$676	$1,159	$2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or of $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2014, it was $275 million to $31.8 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and similar securities.

Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson's return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Companies earning a positive return on capital with stable-to-improving returns.

■

Companies valued at a discount to their asset value.

■

Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

■

Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

■

Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

■

Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

■

Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson's price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.

The Fund may also:

■

Invest in convertible preferred stock and convertible debt securities.

■

Invest in foreign securities, including emerging markets securities.

■

Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

■

Invest in real estate investment trusts ("REITs").

■

Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

■

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

37

Fund Summary

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations.  Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security or portfolio will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk:  Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

38

Fund Summary

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by comparing the Fund's one-year, five-year and life-of-class performance (as applicable) with a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 21.30% Lowest Quarterly Return: Third Quarter 2011, -21.15%

Average Annual Total Returns			Life of Class	Life of Class N
(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	(10/31/08)	(5/1/13)
Class A - Return Before Taxes	4.54%	14.78%	16.10%	-
Return After Taxes on Distributions	2.70%	13.71%	15.17%	-
Return After Taxes on Distributions and Sale of Fund Shares	3.88%	11.78%	13.08%	-
Class C - Return Before Taxes	9.12%	15.30%	16.36%	-
Class N - Return Before Taxes	11.24%	-	-	21.67%
Class Y - Return Before Taxes	11.23%	16.44%	17.52%	-
Russell Midcap® Value Index	14.75%	17.43%	18.36%	19.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P.

Subadviser

Vaughan Nelson Investment Management, L.P.

Portfolio Managers

Dennis G. Alff, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

Chad D. Fargason, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2013.

Chris D. Wallis, CFA®, Chief Executive Officer and Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

Scott J. Weber, CFA®, Senior Portfolio Manager of Vaughan Nelson, has served as co-manager of the Fund since 2008.

39

Fund Summary

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class N Shares

Class N shares of the Fund are intended primarily for employer-sponsored retirement plans held in an omnibus fashion and are not available for purchase by individual investors. Class N shares are also available to fund of funds that are distributed by NGAM Distribution, L.P. (the "Distributor"). There is no minimum initial or subsequent investment for these shares. Please see the section "How to Buy Shares" in the SAI for details.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Retirement Plans such as 401(a), 401(k) or 457 plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-exempt arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

40

Investment Goals, Strategies and Risks

More Information About the Funds

AEW Real Estate Fund

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities, including common stocks and preferred stocks, of real estate investment trusts ("REITs") and/or real estate-related companies (e.g., real estate operating companies). REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. The Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry. Companies in the real estate industry, including REITs, in which the Fund may invest may have relatively small market capitalizations.

AEW Capital Management, L.P. ("AEW") employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of the real estate equity securities is dependent upon the underlying real estate assets and company management as well as the overall influence of capital markets.

When selecting investments for the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the Fund's investment universe.

Price: AEW examines the historic pricing of each company in the Fund's universe of potential investments. Those stocks that have underperformed in price, either in absolute terms or relative to the Fund's investment universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security upwards in the near term. These catalysts can be macro-economic, market-driven or company-specific in nature.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Equity Securities Risk

Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally. This means that you may lose money on your investment due to unpredictable declines in the value of individual securities, industries and periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

41

Investment Goals, Strategies and Risks

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the value of the Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A security's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs.  The value of a company's securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Real Estate Risk

Because the Fund concentrates its investments in REITs and the real estate industry, the Fund's performance will be dependent in part on the performance of the real estate market and the real estate industry in general. Investments in the real estate industry including REITs are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

CGM Advisor Targeted Equity Fund

Investment Goal

The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks and preferred stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.

In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Well-established, with records of above-average growth

■

Promise of maintaining their leadership positions in their respective industries

■

Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces

42

Investment Goals, Strategies and Risks

Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:

■

It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.

■

CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

■

CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.

■

CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.

 The Fund may also:

■

Invest a significant portion of its assets in a single industry sector.

■

Invest in foreign securities, including those in emerging markets.

■

Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

■

Invest in real estate investment trusts ("REITs").

■

Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in emerging securities markets, which may be smaller and have shorter operating histories than developed markets. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk

Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments

43

Investment Goals, Strategies and Risks

to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Key Personnel Risk

This is the risk that if one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio manager will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio manager expects to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Natixis Diversified Income Fund

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund is designed to offer investors access to a diversified portfolio of complementary income-producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund's disciplines focus on income-producing fixed-income and equity securities. Each discipline is listed below.

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Investment Goals, Strategies and Risks

Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts ("REITs")	25.00%	20.00%	30.00%
Active Dividend Equity *	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S. Treasury Inflation Protected Securities ("TIPS")	15.00%	10.00%	20.00%
Loomis Sayles Multi-Sector Bond	Investment grade fixed-income securities	40.00%	30.00%	50.00%
*	This discipline is managed by NGAM Advisors, L.P. ("NGAM Advisors") through its division Active Investment Advisors ("Active").

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. NGAM Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund's assets allocated to them in accordance with Active's or the respective subadviser's distinct investment style and strategy. NGAM Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, NGAM Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund's Board of Trustees, NGAM Advisors may revise the Fund's target allocations from time to time. In addition, target allocations will vary and may not always be met.

The Fund may:

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Invest in equity securities, including common stocks and preferred stocks.

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Invest a significant portion of its assets in REITs and companies in the real-estate industry.

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Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

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Invest in convertible preferred stock and convertible debt securities.

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Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts (including credit default swaps), currency hedging transactions and other derivatives.

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Invest in fixed-income securities of any maturity, including those of foreign issuers and below investment-grade fixed-income securities (commonly known as "junk bonds").

■

Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Allocation Risk

The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or guarantor of a fixed-income security, or counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Derivatives Risk

As described herein and in the SAI, the use of derivative instruments (such as those in which the Fund may invest, including futures and forward contracts) involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. The Fund's use of derivatives involves other risks, such as the credit and counterparty risk relating to a broker, futures commission merchant or other party to a derivative contract (which is greater for OTC traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that the Fund uses a derivative for purposes

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Investment Goals, Strategies and Risks

other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the amount, timing or character of tax distributions payable to, and thus taxes payable by, shareholders.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A fixed-income securities may be less liquid than other fixed-income securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Inflation-Linked Securities Risk

Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers). There can be no assurance that the inflation index will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of inflation index.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds

46

Investment Goals, Strategies and Risks

that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Leverage Risk

Use of derivative instruments may involve leverage.  Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the portfolio managers will seek to manage the Fund's risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the portfolio managers may not be successful in this respect. The use of leverage will increase the impact of gains and losses on the Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities.  The value of some mortgage-related securities and other asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain "subprime" or "Alt-A" loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets.  These types of securities may also decline for reasons associated with the underlying collateral.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

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Investment Goals, Strategies and Risks

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

More on Investment Disciplines

The Fund is divided into four different disciplines, each comprising a different asset class and managed by the adviser, through its division Active, or one of the Fund's two subadvisers. Using this multi-discipline strategy, the Fund provides shareholders with exposure to income-producing fixed income and equity securities. The adviser and the subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

AEW

This portion of the Fund will normally invest at least 80% of its net assets in securities of REITs and/or real estate related companies. REITs are generally dedicated to owning, and usually operating, income-producing real estate, or dedicated to financing real estate. This portion of the Fund primarily invests in equity REITs, which own or lease real estate and derive their income primarily from rental income. Real estate-related companies are those companies whose principal activity involves the development, ownership, construction, management or sale of real estate; companies with significant real estate holdings; and companies that provide products or services related to the real estate industry.

AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate equity securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for this portion of the Fund, AEW draws upon the combined expertise of its securities, real estate and research professionals.

When selecting investments for this portion of the Fund, AEW generally considers the following factors that it believes help to identify those companies whose shares represent the greatest value and price appreciation potential:

■

Valuation: AEW has developed a proprietary model to assess the relative value of each stock in this portion of the Fund's investment universe. This model is designed to estimate what an issuer's anticipated cash flows are worth to a stock investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW to identify stocks that it believes trade at discounts to either or both of these model values relative to similar stocks. AEW will consider selling a security once it believes that there is greater relative value in other securities in this portion of the Fund's investment universe.

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Price: AEW examines the historic pricing of each company in this portion of the Fund's universe of potential investments in order to identify stocks that it believes are out of favor. Those stocks that have underperformed in price, either in absolute terms or relative to this portion of the Fund's universe in general, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

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Income: AEW further evaluates companies and REITs by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

■

Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the future. These catalysts can be macro-economic, market driven or company-specific in nature.

Active Investment Advisors

This portion of the Fund is managed by the Active division of NGAM Advisors, and attempts to fully replicate the Dow Jones Select Dividend Index (the "Index"). Active will generally seek to provide a return similar to the Index by investing in all of the stocks in the Index at close to their Index weights. The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities.

In deciding which securities to buy, Active will generally include only those stocks which are constituents of the Index. As the underlying Index makes changes to its constituents or the weighting of those constituents, Active will generally make similar adjustments to this portion of the Fund, ensuring that the Fund minimizes active risk relative to the performance of the Index. Securities removed from the Index thus will generally be sold from this portion of the Fund as well.

Loomis Sayles—Inflation Protected Securities Discipline

This portion of the Fund, one of two portions managed by Loomis Sayles, normally will invest at least 80% of its net assets in inflation-protected securities, with an emphasis on debt securities issued by the U.S. Treasury ("TIPs"). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government.

This portion of the Fund may invest in other securities, including but not limited to: inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments, and by foreign issuers; nominal treasury

48

Investment Goals, Strategies and Risks

securities, corporate bonds, asset-backed securities, and mortgage-related securities (including mortgage dollar rolls). This portion of the Fund may invest in fixed-income securities of any maturity. It also may engage in futures transactions.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, Loomis Sayles' expectations regarding general trends in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return on those investments.

Loomis Sayles—Multi-Sector Bond Discipline

This portion of the Fund, the second of two portions managed by Loomis Sayles, will invest primarily in investment grade fixed-income securities, although it may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in preferred stocks. This portion of the Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer of the security, current interest rates, Loomis Sayles' expectations regarding general trends in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

Three themes typically drive this portion of the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that this portion of the Fund may generate positive returns by having a portion of its assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for this portion of the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for this portion of the Fund in comparison to their risk. Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

This portion of the Fund may invest in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. This portion of the Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

The fixed-income securities in which this portion of the Fund may invest include corporate securities, U.S. government securities, commercial paper, zerocoupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, whenissued securities, REITs, Rule 144A securities, repurchase agreements and convertible securities. The portion of the Fund may engage in options and futures transactions, foreign currency hedging transactions and swap transactions.

Natixis Oakmark Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

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Investment Goals, Strategies and Risks

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk

Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Natixis Oakmark International Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large-capitalization companies.

The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with Harris Associates' estimate of its intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price

50

Investment Goals, Strategies and Risks

approaches its estimated worth or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 65 stocks.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk

This is the risk associated with investing in emerging securities markets, which may be smaller and have shorter operating histories than developed markets. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Small-capitalization and mid-capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk

Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

51

Investment Goals, Strategies and Risks

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Natixis U.S. Equity Opportunities Fund

Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund's approach to equity investing combines the styles of two subadvisers in selecting securities for each of the Fund's segments. The segments and their subadvisers are listed below.

■

Harris Associates - Large Cap Value segment - Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives. Harris Associates usually sells a security when the price approaches its estimated worth and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals.

■

Loomis Sayles - All Cap Growth segment - Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment's portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular growth and profitable cash flow returns and management teams focused on creating long-term value for shareholders. The segment's portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Subject to the allocation policy adopted by the Fund's Board of Trustees, NGAM Advisors, L.P. ("NGAM Advisors") generally allocates capital invested in the Fund equally (i.e., 50%) between its two segments. Under the allocation policy, NGAM Advisors may also allocate capital away from or towards each segment from time to time and may reallocate capital between the segments. Each subadviser manages its segment of the Fund's assets in accordance with its distinct investment style and strategy.

The Fund may also:

■

Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

■

Invest in convertible preferred stock and convertible debt securities.

■

Invest in real estate investment trusts ("REITs").

■

Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed-income securities (commonly known as "junk bonds").

■

Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.

■

Invest in equity securities of Canadian issuers.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

52

Investment Goals, Strategies and Risks

Allocation Risk

The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Credit Risk

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Emerging Markets Risk

This is the risk associated with investing in emerging securities markets, which may be smaller and have shorter operating histories than developed markets. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A fixed-income securities may be less liquid than other fixed-income securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce

53

Investment Goals, Strategies and Risks

the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Natixis U.S. Equity Opportunities Fund -
More on Investment Strategies

The Fund's portfolio is divided into two different segments managed by the two subadvisers set forth below. These subadvisers pursue the Fund's overall goal by employing the strategies and techniques described below.

Harris Associates - Large Cap Value segment

Under normal circumstances, the Large Cap Value segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of larger- capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's

54

Investment Goals, Strategies and Risks

investment objectives. Harris Associates usually sells a security when the price approaches its estimated worth and monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals.

Loomis Sayles - All Cap Growth segment

Under normal circumstances, the All Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment may invest in companies of any size. The segment normally invests across a wide range of sectors and industries. The segment's portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term secular growth and profitable cash flow returns and management teams focused on creating long-term value for shareholders. The segment's portfolio manager aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value. The segment will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate.

Vaughan Nelson Small Cap Value Fund

Investment Goal

The Fund seeks capital appreciation. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities. Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000® Value Index, an unmanaged index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000® Value Index fluctuates, at December 31, 2014, it was $19 million to $4.9 billion. The Fund may, however, invest in companies with large capitalizations.

Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on those companies meeting Vaughan Nelson's return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Companies earning a positive return on capital with stable-to-improving returns.

■

Companies valued at a discount to their asset value.

■

Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

■

Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

■

Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

■

Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

■

Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson's price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.

The Fund may also:

■

Invest in convertible preferred stock and convertible debt securities.

■

Invest in foreign securities, including emerging market securities.

■

Invest in real estate investment trusts ("REITs").

■

Invest in securities offered in initial public offerings ("IPOs").

55

Investment Goals, Strategies and Risks

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in emerging securities markets, which may be smaller and have shorter operating histories than developed markets. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Small-capitalization and emerging growth companies may be subject to more companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Fixed-Income Securities Risk

Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. This means that you may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment grade fixed-income securities may be subject to these risks (including the risk of default) to a greater extent than other fixed-income securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. Rule 144A fixed-income securities may be less liquid than other fixed-income securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

56

Investment Goals, Strategies and Risks

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Cap Companies Risk

Small-cap companies tend to have more limited markets and resources, and less liquidity, than companies with larger market capitalizations. Consequently, share prices of small-cap companies can be more volatile than, and perform differently from, larger capitalization company stocks.

Vaughan Nelson Value Opportunity Fund

Investment Goal

The Fund seeks long-term capital appreciation. The Fund's investment goal is non-fundamental, which means it may be changed without shareholder approval. The Fund will provide 60 days' prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

The Fund, under normal market conditions, will invest primarily in companies that, at the time of purchase, have market capitalizations either within the capitalization range of the Russell Midcap® Value Index, an unmanaged index that measures the performance of companies with lower price-to-book ratios and lower forecasted growth values within the broader Russell Midcap® Index, or of $15 billion or less. While the market capitalization range for the Russell Midcap® Value Index fluctuates, at December 31, 2014, it was $275 million to $31.8 billion. However, the Fund does not have any market capitalization limits and may invest in companies with smaller or larger capitalizations. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and similar securities.

Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in medium-capitalization companies with a focus on those companies meeting Vaughan Nelson's return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

■

Companies earning a positive return on capital with stable-to-improving returns.

■

Companies valued at a discount to their asset value.

■

Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

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Vaughan Nelson employs a value-driven investment philosophy that selects stocks selling at a relatively low value based on business fundamentals, economic margin analysis and discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

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Vaughan Nelson narrows the investment universe by using value-driven screens to create a research universe of companies with market capitalizations between $1 billion and $20 billion.

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Investment Goals, Strategies and Risks

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Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

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Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson's price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.

The Fund may also:

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Invest in convertible preferred stock and convertible debt securities.

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Invest in foreign securities, including emerging markets securities.

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Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940.

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Invest in real estate investment trusts ("REITs").

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Invest in securities offered in initial public offerings ("IPOs") and securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities").

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Engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund's returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund's performance.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are summarized in the Fund Summary under "Principal Investment Risks." The Fund does not represent a complete investment program. The following provides more information about some of the risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Emerging Markets Risk

This is the risk associated with investing in emerging securities markets, which may be smaller and have shorter operating histories than developed markets. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Small-capitalization and emerging growth companies may be subject to more companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers

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Investment Goals, Strategies and Risks

traded in the United States or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Funds' investments or in their capacity or willingness to transact may increase the Funds' exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to greater liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline.

Market Risk

This is the risk that the market value of a security or derivative will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk

The Fund's performance may be dependent in part on the performance of the real estate market and the real estate industry in general. The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the mortgage loans held by the REIT. REITs also are subject to default and prepayment risk. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs' managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

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Investment Goals, Strategies and Risks

More Information About the Funds' Strategies

Temporary Defensive Measures

As a temporary defensive measure, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as it deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Securities Lending

Each Fund may lend a portion of their portfolio securities to brokers, dealers and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Strategies" in the SAI for details. If a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and the Fund will also receive a fee or interest on the collateral. These fees or interest are income to each Fund, although a Fund often must share the income with the securities lending agent and/or the borrower. Securities lending involves, among other risks, the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

In addition, any investment of cash is generally at the sole risk of a Fund. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower pursuant to a loan are generally at a Fund's risk, and to the extent any such losses reduce the amount of cash below the amount required to be returned to the borrower upon the termination of any loan, the Fund may be required by the securities lending agent to pay or cause to be paid to such borrower an amount equal to such shortfall in cash, possibly requiring it to liquidate other portfolio securities to satisfy its obligations. Each Fund's securities lending activities are implemented pursuant to policies and procedures approved by the Board of Trustees and are subject to Board oversight.

Percentage Investment Limitations

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the section "Portfolio Holdings Information" in the SAI.

A "snapshot" of each Fund's investments may be found in its annual and semiannual reports. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days (15 days for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and 10 business days after quarter-end for Natixis Oakmark Fund, Natixis Oakmark International Fund and Natixis U.S. Equity Opportunities Fund), is available on the Funds' website at ngam.natixis.com (select the name of the Fund in the "Find a Fund" box). These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of Vaughan Nelson Small Cap Value Fund's and Vaughan Nelson Value Opportunity Fund's top 10 holdings as of the month-end is generally available within 7 business days after the month-end on the Fund's website at ngam.natixis.com (select the name of a Fund in the "Find a Fund" box).

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Management Team

Management Team

Meet the Funds' Investment Advisers and Subadvisers

The Natixis Funds family currently includes 31 mutual funds (the "Natixis Funds"). The Natixis Funds family had combined assets of $58.8 billion as of December 31, 2014. Natixis Funds are distributed through NGAM Distribution, L.P. (the "Distributor"). The advisers and subadvisers listed below (except for CGM) are subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. CGM is affiliated with, but not owned by, Natixis US.

Advisers

NGAM Advisors, L.P. ("NGAM Advisors"), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds, except for AEW Real Estate Fund (for which AEW serves as adviser) and CGM Advisor Targeted Equity Fund (for which CGM serves as adviser). NGAM Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund, except for AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. It also provides general business management and administration to each Fund, except for AEW Real Estate Fund and CGM Advisor Targeted Equity Fund. Except with respect to the Active Dividend Equity Discipline of the Natixis Diversified Income Fund, NGAM Advisors does not determine what investments will be purchased or sold by the Funds. The advisers and subadvisers listed below make the investment decisions for their respective Funds.

The combined advisory and subadvisory fees paid by the Funds during the fiscal year ended December 31, 2014 as a percentage of each Fund's average daily net assets were 0.69% for the Natixis Oakmark Fund, 0.55% for the Natixis Diversified Income Fund [(after waiver)], 0.85% for the Natixis Oakmark International Fund, 0.80% for the Natixis U.S. Equity Opportunities Fund, 0.90% for the Vaughan Nelson Small Cap Value Fund and 0.80% for the Vaughan Nelson Value Opportunity Fund.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as the adviser to the AEW Real Estate Fund. Together with other AEW adviser affiliates, AEW had $49.9 billion in assets under management as of December 31, 2014. For the fiscal year ended January 31, 2015, the AEW Real Estate Fund paid 0.80% of its average daily net assets to AEW in advisory fees.

CGM, located at One International Place, Boston, Massachusetts 02110, has served as adviser to the CGM Advisor Targeted Equity Fund since CGM's inception in 1989. It also serves as investment adviser to three additional mutual funds and a pooled investment vehicle. CGM had over $3.6 billion in assets under management as of December 31, 2014. For the fiscal year ended December 31, 2014, the CGM Advisor Targeted Equity Fund paid 0.71% of its average daily net assets to CGM in advisory fees.

Subadvisers

Each Subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of a Fund or a segment of the Fund, subject to the general supervision of the Fund's adviser and the Board of Trustees.

AEW, located at World Trade Center East, Two Seaport Lane, Boston, Massachusetts 02210, serves as subadviser to a segment of the Natixis Diversified Income Fund. Together with other AEW adviser affiliates, AEW had $49.9 billion in assets under management as of December 31, 2014.

Harris Associates, located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606, serves as subadviser to the Natixis Oakmark Fund and a segment of the Natixis U.S. Equity Opportunities Fund. Harris Associates, managed $131.7 billion in assets as of December 31, 2014, and, together with its predecessor, has managed investments since 1976. It also manages investments for other mutual funds as well as assets of individuals, trusts, retirement plans, endowments, foundations, and several private partnerships.

Loomis Sayles, located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Natixis U.S. Equity Opportunities Fund and two segments of the Natixis Diversified Income Fund. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $230.2 billion in assets under management as of December 31, 2014. Loomis Sayles is well known for its professional research staff, which is one of the largest in the industry.

Vaughan Nelson, located at 600 Travis Street, Suite 6300, Houston, Texas 77002, serves as subadviser to the Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund. Originally founded in 1970, Vaughan Nelson focuses primarily on managing equity and fixed-income funds for clients who consist of foundations, university endowments, corporate retirement plans and family/individual funds. As of December 31, 2014, Vaughan Nelson had $11.1 billion in assets under management.

Subadvisory Agreements

The Natixis Funds have received an exemptive order from the SEC that permits NGAM Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits NGAM Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with NGAM Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

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Management Team

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory and subadvisory contracts is available in the Funds' financial reports for the six months ended June 30, 2014 for the CGM Advisor Targeted Equity Fund, Natixis Diversified Income Fund, Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund and for the six months ended July 31, 2014 for the AEW Real Estate Fund.

Portfolio Trades

In placing portfolio trades, a Fund's adviser or subadviser may use brokerage firms that market the Funds' shares or are affiliated with Natixis US, NGAM Advisors or any adviser or subadviser. In placing trades, any adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Meet the Funds' Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of the indicated Fund's portfolio since the dates stated below. For AEW Real Estate Fund, the senior portfolio manager formulates the overall strategy of the Fund, and he and the co-portfolio managers are all involved in the decision making.

Active Dividend Equity Discipline

Kevin H. Maeda — Kevin H. Maeda has co-managed the Active Dividend Equity portion of the Natixis Diversified Income Fund since 2005. Mr. Maeda, Chief Investment Officer for the Active Investment Advisors division of Natixis Advisors, joined Active Investment Advisors in 2003. He earned his M.B.A. from the University of California—Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California—Berkeley. He has over 21 years of investment experience.

Serena V. Stone, CFA — Serena V. Stone has co-managed the Active Dividend Equity portion of the Natixis Diversified Income Fund since 2005. Ms. Stone, Assistant Vice President and Portfolio Manager for the Active Investment Advisors division of Natixis Advisors, joined Active Investment Advisors in 2005. Previously, she held the position of Portfolio Associate at McMorgan and Company from 2004 to 2005 and Assistant Portfolio Manager at Fremont Investment Advisors from 2000 to 2004. Ms. Stone received a B.S. from the University of California—Los Angeles. She holds the designation of Chartered Financial Analyst and has over 15 years of investment experience.

AEW

John Garofalo, CFA – John Garofalo has co-managed the AEW Real Estate Fund and the AEW Diversified REIT Discipline of the Natixis Diversified Income Fund since 2014. Mr. Garofalo, Director and Co-Portfolio Manager, joined AEW in 2014. Previously, he held the position of Portfolio Manager/Chief Investment Officer with Merestone Capital Management. Prior to that, Mr. Garofalo served as an Associate at Wachovia Capital Markets, where his responsibilities included financial modeling and the evaluation of REIT/REOC mergers and acquisitions. Mr. Garofalo has also held positions at Alley Capital Partners and Fitch IBCA. Mr. Garofalo is a graduate of Tufts University (B.A.) and the University of Virginia (M.B.A.), and he holds the Chartered Financial Analyst designation. Mr. Garofalo has over 17 years of investment experience.

Matthew A.Troxell, CFA — Matthew A. Troxell has co-managed the AEW Real Estate Fund since its inception in 2000 and the AEW Diversified REIT Discipline of Natixis Diversified Income Fund since 2005. Mr. Troxell, Managing Director and Senior Portfolio Manager, joined AEW in 1994. Mr. Troxell, a member of the National Association of Real Estate Investment Trusts, received a B.A. from Tufts University. He holds the designation of Chartered Financial Analyst and has over 32 years of experience in investment analysis and portfolio management.

J. Hall Jones, Jr., CFA — J. Hall Jones, Jr. has co-managed the AEW Real Estate Fund since 2006 and the AEW Diversified REIT Discipline of Natixis Diversified Income Fund since 2005. Mr. Jones, Director and Co-Portfolio Manager, joined AEW in 1999. He is a member of the International Council of Shopping Centers, the CFA Institute and the National Association of Real Estate Investment Trusts. Mr. Jones received his B.A. from James Madison University and an M.B.A . from the College of William and Mary. He holds the designation of Chartered Financial Analyst. Mr. Jones has over 18 years of investment experience.

Roman Ranocha, CFA — Roman Ranocha has co-managed the AEW Real Estate Fund since 2006 and the AEW Diversified REIT Discipline of Natixis Diversified Income Fund since 2005. Mr. Ranocha, Director and Co-Portfolio Manager, joined AEW in 2000. Mr. Ranocha attended the Prague University of Economics in the Czech Republic and received his B.A. in Business Administration from Menlo College in Ahterton, California. He holds the designation of Chartered Financial Analyst. Mr. Ranocha has over 19 years of investment experience.

CGM

G. Kenneth Heebner, CFA — G. Kenneth Heebner has managed the CGM Advisor Targeted Equity Fund since 1976. Mr. Heebner currently serves as senior portfolio manager of CGM, which he co-founded in 1989. Mr. Heebner received a B.S. from Amherst College and an M.B.A. from Harvard Business School. He holds the designation of Chartered Financial Analyst and is a 48-year veteran of the investment industry.

Harris Associates

William C. Nygren, CFA — William C. Nygren has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Nygren, Vice President and portfolio manager of Harris Associates, joined the firm in 1983. Mr. Nygren received a

62

Management Team

B.S. from the University of Minnesota and an M.S. from the University of Wisconsin-Madison. Mr. Nygren holds the designation of Chartered Financial Analyst and has over 33 years of investment experience.

Kevin G. Grant, CFA — Kevin G. Grant has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Grant, co-Chief Executive Officer, portfolio manager and analyst of Harris Associates, joined the firm in 1988. Mr. Grant received a B.S. from the University of Wisconsin-Madison and an M.B.A. from the Loyola University-Chicago. Mr. Grant holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

David G. Herro, CFA — David G. Herro has co-managed the Natixis Oakmark International Fund since 2010. Mr. Herro, Deputy Chairman, Chief Investment Officer of International Equities and portfolio manager of Harris Associates, joined the firm in 1992 as a portfolio manager and analyst. Mr. Herro holds an M.A. in Economics from the University of Wisconsin-Milwaukee and a B.S. in Business and Economics from the University of Wisconsin-Platteville.  Mr. Herro holds the designation of Chartered Financial Analyst and has over 30 years of investment experience.

M. Colin Hudson, CFA — M. Colin Hudson has co-managed the Natixis Oakmark Fund since 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2014. Mr. Hudson, portfolio manager and analyst of Harris Associates, joined the firm in 2005. Mr. Hudson received a B.A. from DePauw University, and an M.S. and an M.B.A. from Indiana University. Mr. Hudson holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.

Michael J. Mangan, CFA – Michael J. Mangan co-managed the Natixis Oakmark Fund from 2002 until February 2014 and since August 2014 and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund from 2005 until February 2014 and since August 2014. Mr. Mangan, a portfolio manager of Harris Associates joined the firm in 1997. Mr. Mangan received a B.B.A. from the University of Iowa and an M.B.A. from Northwestern University. Mr. Mangan is a CPA, holds the designation of Chartered Financial Analyst and has over 26 years of investment experience.

Robert A. Taylor, CFA — Robert A. Taylor has co-managed the Natixis Oakmark International Fund since 2010. Mr. Taylor, Director of International Research, Vice President and portfolio manager of Harris Associates, joined the firm in 1994.  He has been the Director of International Research since 2004. Mr. Taylor holds a B.B.A. from the University of Wisconsin. Mr. Taylor holds the designation of Chartered Financial Analyst and has over 21 years of investment experience.

Loomis Sayles

Matthew J. Eagan, CFA — Matthew J. Eagan has co-managed the Loomis Sayles Multi-Sector Bond Discipline of the Natixis Diversified Income Fund since 2005. Mr. Eagan, Vice President of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University. He holds the designation of Chartered Financial Analyst and has over 25 years of investment experience.

Aziz V. Hamzaogullari, CFA — Aziz V. Hamzaogullari has managed a segment of the Natixis U.S. Equity Opportunities Fund since 2011 and the All Cap Growth segment of the Fund since 2014. Mr. Hamzaogullari, Vice President of Loomis Sayles, began his career in 1992 and joined Loomis Sayles in 2010. Prior to joining Loomis Sayles, Mr. Hamzaogullari was Managing Director and Senior Portfolio Manager at Evergreen Investment Management Company, LLC from June 2006 to May 2010. He was head of Evergreen's Berkeley Street Growth Equity team and was the founder of the research and investment process. Mr. Hamzaogullari received a B.S. in management from Bilkent University in Turkey and an M.B.A. from George Washington University. He holds the designation of Chartered Financial Analyst and has over 21 years of investment experience.

Elaine Kan, CFA — Elaine Kan has served as co-portfolio manager of the Loomis Sayles Inflation Protected Securities Discipline of the Natixis Diversified Income Fund since 2012. Ms. Kan, Vice President of Loomis Sayles and rate and currency strategist for the fixed income group, began her investment career in 1997 and joined Loomis Sayles in 2011. Ms. Kan is responsible for implementing interest rates and currency derivatives strategies for the alpha strategies group, as well as providing support to other products across the fixed income group. Prior to joining Loomis Sayles, she was a portfolio analyst at Convexity Capital Management Co. and a fixed income analyst at Harvard Management Company. Ms. Kan received her B.S. in engineering, a B.S. in finance and a M.S. in electrical engineering from the Massachusetts Institute of Technology. She holds the designation of Chartered Financial Analyst and has over 14 years of investment experience.

Kevin P. Kearns — Kevin Kearns has served as co-portfolio manager of the Loomis Sayles Inflation Protected Securities Discipline of the Natixis Diversified Income Fund since 2012. Mr. Kearns, Vice President of Loomis Sayles, began his investment career in 1986 and joined Loomis Sayles in 2007. Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management. Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College. Mr. Kearns has over 28 years of investment experience.

Maura T. Murphy, CFA — Maura Murphy has served as co-portfolio manager of the Loomis Sayles Inflation Protected Securities Discipline of the Natixis Diversified Income Fund since 2012. Ms. Murphy, Vice President of Loomis Sayles, began her investment career in 2003 upon joining Loomis Sayles as a quantitative analyst. Ms. Murphy received her B.A. in mathematics from the College of the Holy Cross and an M.B.A. from the Carroll School of Management at Boston College. She holds the designation of Chartered Financial Analyst and has over 11 years of investment experience.

Elaine M. Stokes — Elaine M. Stokes has co-managed the Loomis Sayles Multi-Sector Bond Discipline of the Natixis Diversified Income Fund since 2005. Ms. Stokes, Vice President of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. She received a B.S. from St. Michael's College and has over 27 years of investment experience.

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Fund Services

Vaughan Nelson

Dennis G. Alff, CFA — Dennis G. Alff has co-managed the Vaughan Nelson Value Opportunity Fund and the Vaughan Nelson Small Cap Value Fund since 2008 and 2013, respectively. Mr. Alff, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2006. Mr. Alff received a B.S. from the United States Military Academy and an M.B.A. from Harvard Business School. Mr. Alff holds the designation of Chartered Financial Analyst and has over 18 years of investment management and research experience.

Chad D. Fargason – Chad D. Fargason has co-managed the Vaughan Nelson Small Cap Value Fund and the Vaughan Nelson Value Opportunity Fund since 2013. Dr. Fargason, Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2013. Prior to joining the firm Dr. Fargason was a Director at KKR & Co. Dr. Fargason received a Ph.D. from Duke University, M.A. from Duke University and a B.A. from Rice University. Dr. Fargason has over 14 years investment management and research experience.

Chris D. Wallis, CFA — Chris D. Wallis has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since 2004 and 2008, respectively. Mr. Wallis, Chief Executive Officer and a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. Mr. Wallis received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 23 years of investment/financial analysis and accounting experience.

Scott J. Weber, CFA — Scott J. Weber has co-managed Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund since 2004 and 2008, respectively. Mr. Weber, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson he was a Vice President of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. He holds the designation of Chartered Financial Analyst and has over 19 years of investment management and financial analysis experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Fund Services

Investing in the Funds

Choosing a Share Class

Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs, with the exception of Class B shares, which are closed to new and additional investments. The Vaughan Nelson Small Cap Value Fund is currently closed to new investors; however, in its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from the fund or product into the Fund. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares through a financial intermediary. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

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You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

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You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

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You pay higher expenses than Class N and Class Y shares.

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You do not pay a sales charge if your total investment reaches $1 million or more, but you may pay a charge on redemptions if you redeem these shares within 18 months of purchase.

Class B Shares

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No new accounts may be opened and no additional investments may be made in Class B shares.

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You pay higher expenses than Class A, Class N and Class Y shares.

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You pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

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Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

Class C Shares

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You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

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You pay higher annual expenses than Class A, Class N and Class Y shares.

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You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

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Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within 18 months of purchase.

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Class N Shares

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The shares are available to a limited type of investor. See the section "Purchase and Sale of Fund Shares."

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You have no minimum initial investment.

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You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You pay lower annual expenses than Class A, Class B and Class C shares, giving you potential for higher returns per share.

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You may pay lower annual expenses than Class Y shares.

Class Y Shares

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The shares are available to a limited type of investor. See the section "Purchase and Sale of Fund Shares."

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You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section "Purchase and Sale of Fund Shares."

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You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You pay lower annual expenses than Class A, Class B and Class C shares, giving you the potential for higher returns per share.

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You may pay higher annual expenses than Class N shares.

For information about a Fund's expenses, see the section "Fund Fees & Expenses" in each Fund Summary.

Certificates

Certificates will not be issued or honored for any class of shares.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value ("NAV") plus a sales charge (sometimes called a "front-end sales charge"), which varies depending upon the size of your purchase:

Class A Sales Charges *
	All Funds Except Natixis Diversified Income Fund			Natixis Diversified Income Fund
Your Investment	As a % of offering price	As a % of your investment	Your Investment	As a % of offering price	As a % of your investment
Less than $50,000	5.75%	6.10%	Less than $100,000	4.50%	4.71%
$50,000-$99,999	4.50%	4.71%	$100,000-$249,999	3.50%	3.63%
$100,000-$249,999	3.50%	3.63%	$250,000-$499,999	2.50%	2.56%
$250,000-$499,999	2.50%	2.56%	$500,000-$999,999	2.00%	2.04%
$500,000-$999,999	2.00%	2.04%	$1,000,000 or more**	0.00%	0.00%
$1,000,000 or more **	0.00%	0.00%
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.
*	Not imposed on shares that are purchased with reinvested dividends or other distributions.
**

For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within 18 months of the date of purchase. See the section "How the CDSC is Applied to Your Shares."

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Funds. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts that hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds' website at ngam.natixis.com (click on "Sales Charges" at the bottom of the home page) or in the SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

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Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more (or $100,000 or more into Natixis Diversified Income Fund) within 13 months.

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Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. Certain shares held through Loomis Sayles Distributors, L.P. may not be eligible for this privilege. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

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Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.
Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.
In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees ("SIMPLE IRA") contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only) using the Natixis Funds prototype document. SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

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Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

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Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

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Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor (this also applies to spouses and children under the age of 21 of those mentioned);

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Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

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Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

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Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

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Clients of an adviser or subadviser to any Natixis Fund with investments of $25,000 or more in the Natixis Funds; and

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Clients of NGAM Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the appropriate Fund of your eligibility at the time of purchase. Due to operational limitations at your financial intermediary, a sales charge or a CDSC may be assessed; please consult your financial representative.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by returning your original redemption check or sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class B Shares

No new accounts may be opened and no additional investments may be made in Class B shares. There is a CDSC on shares that are sold within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the third and fourth years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund. If you previously held Class B shares in Natixis Cash Management Trust - Money Market Series, your shares may have stopped aging until they were exchanged into Class B shares of another Natixis Fund. The CDSC equals the following percentages of the dollar amounts subject to the charge:

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Class B Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	5.00%
2nd	4.00%
3rd	3.00%
4th	3.00%
5th	2.00%
6th	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 1/2 (applies only to the amount necessary to meet the required minimum distribution).

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund.

Class C Contingent Deferred Sales Charges

Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; (3) due to shareholder death or disability; (4) to return excess IRA contributions; or (5) to make required minimum distributions at age 70 ½ (applies only to the amount necessary to meet the required minimum distributions).

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

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 Is calculated based on the number of shares you are selling;

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 Calculation is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower in order to minimize your CDSC;

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 Is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

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Applies to redemptions made within the time frame shown above for each class.

A CDSC will not be charged on:

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Increases in NAV above the purchase price;

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Shares you acquired by reinvesting your dividends or capital gains distributions; or

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Exchanges. However, the original purchase date of the shares from which the exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

To minimize the amount of the CDSC you may pay when you redeem shares, the relevant Fund will first redeem shares acquired through reinvested dividends and capital gain distributions. Shares will be sold in the order in which they were purchased (earliest to latest).

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Class N and Class Y Shares

The offering price of Class N and Class Y shares is their NAV without a front-end load sales charge.  No CDSC applies when you redeem your shares.  You must meet eligibility criteria in order to invest in Class N or Class Y shares.

Compensation to Securities Dealers

As part of their business strategies, each Fund pays securities dealers and other financial institutions (collectively, "dealers") that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated" and dealer commissions are disclosed in the SAI. Class A, Class B and Class C shares pay an annual service fee each of 0.25% of their respective average daily net assets. In addition to a service fee, each Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The SAI includes additional information about the payment of some or all of such fees to dealers. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees and service (12b-1) fees are paid out of each Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares. Similarly, over time the fees for Class A and Class C shares will increase the cost of your investment and will cost you more than an investment in Class N shares or Y shares.

In addition, each Fund may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus accounts, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing ("recordkeeping and processing-related services"). The actual payments, and the services provided, vary from firm to firm. These fees are paid by each Fund (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by each Fund where the intermediary, not each Fund's service provider, provides services to Fund shareholders.

The Distributor, a Fund's Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by each Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

It's Easy to Open an Account

To Open an Account with Natixis Funds:

1.

Read this Prospectus carefully. Each Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.  U.S. Citizens living abroad are not allowed to purchase shares in the funds.

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The Vaughan Nelson Small Cap Value Fund was closed to new investors effective July 31, 2009. The Fund remains open to existing shareholders, including currently funded defined contribution, defined benefit and all other employee benefit plans and their participants (including new participants in such plans). The Fund may not be added to any employee benefit platforms.  Qualified plans that held shares in the Fund prior to October 16, 2009 may continue to invest in the Fund.  In its sole discretion, Vaughan Nelson may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

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Independent investment advisers, as well as registered representatives using broker-dealers for existing accounts in the Vaughan Nelson Small Cap Value Fund, are allowed to add assets for their existing client accounts only. Clients of independent investment advisers and registered representatives who did not have an existing account in the Vaughan Nelson Small Cap Value Fund prior to July 31, 2009 are not permitted to open new accounts.

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The ability of the transfer agent to monitor new accounts in the Vaughan Nelson Small Cap Value Fund that are opened through omnibus or other nominee accounts is limited.  In general, the Vaughan Nelson Small Cap Value Fund looks to the financial intermediaries to prevent new accounts from being opened within omnibus accounts. There are no assurances that the financial intermediaries will properly monitor all new accounts.

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Determine how much you wish to invest. See the information regarding investment minimums for accounts in the section "Purchase and Sale of Fund Shares."

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For Class A and Class C Shares, the Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds' prototype document. For Class Y, minimums are waived for such accounts.

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The Distributor, at its sole discretion, may waive the investment minimums for new accounts being established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP, SIMPLE and Keogh Plans using the Natixis Funds' prototype document.

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The Funds are not available to new SIMPLE IRA plans.

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Class A and Class Y shares of the Funds are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

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At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of a Fund below the stated minimums.

3.

Complete the appropriate parts of the applicable account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.

Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

(Excludes Class N and Class Y shares)

In order to address the relatively higher costs of servicing smaller fund positions, on an annual basis each Fund may close an account and send the account holder the proceeds if the account falls below $50 for direct accounts and $500 for networked accounts. The valuation of account balances for this purpose and liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year.

Certain accounts, such as accounts using the Natixis Funds' prototype document (including IRAs, Keogh Plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with wrap fee programs or defined contribution plans, are excepted from the liquidation. However, the Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type.

Self-Servicing Your Account

(Excludes Class N shares)

Buying or selling shares is easy with the services described below (certain restrictions may apply):

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website:

ngam.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

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purchase, exchange or redeem shares in your existing accounts;

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review your account balance, recent transactions, current net asset value per share and recent performance;

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order duplicate account statements; and

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obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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Buying Shares

Each fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands.  Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.  U.S. citizens living abroad are not allowed to purchase shares in the funds.   Class N shares are offered exclusively through intermediaries (who will be the record owner of such shares), are intended primarily for certain retirement plans held in omnibus fashion, and are not available for purchase by individual investors. Class N shares are not eligible to be exchanged or purchased through the website or through the Personal Access Line®.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	■ Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or servicing fee in connection with the purchase of Fund shares.
By Mail

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Make out a check in U.S. dollars for the investment amount, payable to "Natixis Funds." Third party checks, "starter" checks and credit card convenience checks will not be accepted.

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Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

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Redemption proceeds may not be available immediately upon redemption of shares purchased by check. See the section "Selling Restrictions."

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Make out a check in U.S. dollars for the investment amount, payable to "Natixis Funds."  Third party checks, "starter" checks and credit card convenience checks will not be accepted.  Uncashed redemption checks from your account may be accepted.

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Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

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Redemption proceeds may not be available immediately upon the redemption of shares purchased by check.  See the section "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

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Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to 1) obtain a current prospectus for the fund into which you are exchanging and 2) request an exchange.

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In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

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Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to request an exchange.

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In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

By Wire

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For Class Y shares only, mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579. Call Natixis Funds at (800) 225-5478 to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

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Call Natixis Funds at (800) 225-5478 to obtain wire transfer instructions. At the time of the wire transfer, you will need to include the Fund name, your class of shares, your account number and the registered account owner name(s).  Your bank may charge you for such a transfer.

Through Automated Clearing House ("ACH")	■ Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. ■ Ask your bank or credit union whether it is a member of the ACH system.

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Call Natixis Funds at 800-225-5478 or visit ngam.natixis.com to add shares to your account through ACH.

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If you have not signed up for the ACH system, please call Natixis Funds or visit ngam.natixis.com for a Service Options Form.  A medallion signature guarantee may be required to add this privilege.

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Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH.  See the section "Selling Restrictions."

Automatic Investing Through Investment Builder

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Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.  The Fund minimum must be met in order to establish an account.

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Ask your bank or credit union whether it is a member of the ACH system.

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If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form.  A medallion signature guarantee may be required to add this privilege.

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See the section "Additional Investor Services."

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Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH. See the section "Selling Restrictions."

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Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section "Restrictions on Buying, Selling and Exchanging Shares." Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions of more than $100,000 cannot be processed on the same day unless the proceeds of the redemption are sent via pre-established banking information on the account. Please see the "Selling Shares in Writing" section for more information.

Through Your Investment Dealer	■ Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.
By Mail

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Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."

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The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

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Mail your request by regular mail to  Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by  registered,  express or  certified mail to  Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

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Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

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Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com.

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Call Natixis Funds or visit ngam.natixis.com to request an exchange.

By Wire

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Complete the "Bank Information" section on your account application.

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Call Natixis Funds at 800-225-5478, visit ngam.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

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Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions." A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

Through ACH

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Ask your bank or credit union whether it is a member of the ACH system.

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Complete the "Bank Information" section on your account application.

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If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

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Call Natixis Funds or visit ngam.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

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Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions."

By Telephone

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Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the sections "Selling Shares in Writing" and "Selling Restrictions."

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Redemptions by check in the amount greater than $100,000 must be done in writing.

By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)	■ Call Natixis Funds at 800-225-5478 or your financial representative for more information.

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Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

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your address of record or bank account information has been changed within the past 30 days;

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you are selling more than $100,000 worth of shares and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

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a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

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the proceeds are sent by wire or ACH to a bank account not already on file with the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

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a financial representative or securities dealer;

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a federal savings bank, cooperative or other type of bank;

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a savings and loan or other thrift institution;

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a credit union; or

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a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange Class A, Class B, Class C, Class N or Class Y shares of each Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC, if applicable (see the sections "Buying Shares" and "Selling Shares") subject to restrictions noted below. The exchange will be subject to investment minimums. Once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section "Additional Investor Services"). You may exchange Class Y shares of a Fund, subject to minimum investment requirements, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class Y shares of a Fund for Class A shares of the same Fund. Class Y shares may be converted to Class A shares of the same Fund if the Class Y shares are held in an investment option or program that no longer permits the use of Class Y shares in that option or program or if the shareholder otherwise becomes ineligible to participate in Class Y shares. Exchanges from Class Y shares to Class A shares will not be subject to an initial sales charge; however, future purchases may be subject to a sales charge, if applicable. In order to exchange shares, a representative of the wrap fee program or a registered investment adviser must follow the procedures set forth by the Distributor.

Accounts participating in or moving into wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund and may also exchange Class C shares of a fund for Class A shares or Class Y shares of the same fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to either Class A or Class Y shares. Accounts converting from Class C shares to Class A shares will not be subject to any Class A sales charges as a result of the initial conversion or any subsequent purchases of Class A shares. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Class A shares of a fund acquired by Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds, individuals who are affiliated with any Natixis Fund (including spouses, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned), Natixis and Natixis affiliate benefit plans (collectively, "Natixis affiliated shareholders") may be exchanged for Class Y shares of the same fund without payment of a CDSC.

Class A or Class Y shares of a Fund held in an omnibus fashion by employer-sponsored retirement plans may be exchanged for Class N shares of the same Fund. Any account with an outstanding CDSC liability will be assessed the CDSC before converting to Class N shares.  In order to exchange shares, a representative of the employer-sponsored retirement plan must follow the procedures set forth by the Distributor.

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Due to operational limitations at your financial intermediary, your ability to exchange between share classes of the same fund may be limited. Please consult your financial representative for more information.

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, the Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service ("IRS") with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please contact the Fund at 800-225-5478, visit ngam.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of each Fund's portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small-cap securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under "Selling Shares."

Limits on Frequent Trading. Excessive trading activity in a Fund is measured by the number of round trip transactions in a shareholder's account. A round trip is defined as (1) a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund; or (2) a redemption (including a redemption by exchange) out of a Fund followed by a purchase (including a purchase by exchange) of any amount into the same Fund. Two round trip transactions in a single Fund within a rolling 90-day period is considered to be excessive and will constitute a violation of the Fund's trading limitations. After the detection of a first violation, the Fund or the Distributor will issue the shareholder and/or his or her financial intermediary, if any, a written warning. After the detection of a second violation (i.e., two more round trip transactions in the Fund within a rolling 90-day period), the Fund or the Distributor will restrict the account from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Fund or the Distributor will permanently restrict the account and any other accounts under the shareholder's control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that a Fund and the Distributor may consider to be excessive and, at its discretion, a Fund and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Fund's own restrictions if the Fund determines, at its discretion, that the financial intermediary's restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Fund or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund's frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund's opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-

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term transactions that, while not necessarily in violation of the Fund's stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believes that a shareholder has engaged in excessive short-term trading activity in violation of the Fund's policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of a Fund.  Please see the SAI for additional information regarding redemption payment policies.

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

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When the New York Stock Exchange (the "NYSE") is closed (other than a weekend/holiday) as permitted by the SEC.

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During an emergency as permitted by the SEC.

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During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	■ With a notice of a dispute between registered owners or death of a registered owner. ■ With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

■ When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the Adviser.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	■ When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

NAV is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

■

A share's NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE") on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value" in the SAI for more details.

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The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, Boston Financial Data Services, Inc., "in good order" (meaning that the order is complete and contains all necessary information).1

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Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to market close (normally 4:00 p.m., Eastern time), the shareholder will

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receive that day's NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before a Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.

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If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.

[1]	Please see the section "Buying Shares," which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the Adviser and Subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

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Equity securities (including closed-end investment companies and exchange-traded funds ("ETFs")), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except unlisted preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds' fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

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Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

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Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

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Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

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Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

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Options — domestic exchange-traded single name equity options contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations.  Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange ("CBOE"). On the last business day of the month, the Funds will fair value S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. FLexible EXchange® Options ("FLEX Options") on exchange-traded funds ("ETFs") are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter ("OTC") foreign index options are valued at the most recent settlement prices supplied by an independent pricing service as of the close of the local market. Swaptions, OTC currency options and OTC options on ETFs are priced at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including foreign index options, swaptions, currency options and options on ETFs not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.  Valuations from foreign markets are subject to the Funds' fair value policies described below.

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Futures — current settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively.  Valuations from foreign markets are subject to the Funds' fair value policies described below.

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Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees. A Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund's NAV is

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calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Trading in some of the portfolio securities or other investments of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of these Funds' portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The following table shows when each Fund expects to distribute dividends. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any capital loss carryovers.  To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Dividend Payment Schedule
Annually	Quarterly	Monthly
CGM Advisor Targeted Equity Fund	AEW Real Estate Fund	Natixis Diversified Income Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Value Opportunity Fund

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

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Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about the program, see the section "Additional Investor Services."

■

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

■

Receive all distributions in cash.

If a dividend or capital gain distribution check remains uncashed for six months and your account is still open, each Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify each year for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses and that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund

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owned for one year or less over net long-term capital losses will be taxable as ordinary income. Dividends received by the Fund from foreign corporations that are not eligible for the benefits of a comprehensive income tax treaty with the U.S. (other than dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) will not be treated as qualified dividend income, and hence will not increase the amount of a Fund's distributions that may be reported as qualified dividend income.

Distributions of investment income properly reported by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund.

Fund distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. A Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. If a Fund invests more than 50% of its assets in foreign securities, it generally may elect to permit shareholders to claim a credit or deduction on their income tax returns with respect to foreign taxes paid by the Fund. In addition, a Fund's investments in foreign securities and foreign currency may be subject to special tax rules that have the effect of increasing or accelerating the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions to shareholders. A Fund's investments in certain debt obligations (such as those issued with "OID" or accrued with market discount, as described in the SAI), derivatives, or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code. In addition, a Fund's investments in derivatives may affect the amount, timing or character of distributions to shareholders.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28%.

Please see the SAI for additional information on the U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs and SEPs. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."

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Financial Performance

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to establishing the dividend diversification program. Shares will be purchased at the selected fund's NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

Natixis Funds Personal Access Line®

(Excludes Class N shares)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

(Excludes Class N shares)

Visit us at ngam.natixis.com to review your account balance and recent transactions, to view current net asset value per share and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights tables are intended to help you understand each Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, is included in the Funds' annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

78

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund
	Class A
	Year Ended Jaunary 31, 2015		Year Ended Jaunary 31, 2014	Year Ended Jaunary 31, 2013	Year Ended Jaunary 31, 2012	Year Ended Jaunary 31, 2011
Net asset value, beginning of the period	$15.20		$19.20	$18.64	$16.71	$12.15
Income (loss) from Investment Operations:
Net investment income(a)	0.20		0.19	0.21	0.14	0.12
Net realized and unrealized gain (loss)	4.57		0.06	2.11	1.92	4.65
Total from Investment Operations	4.77		0.25	2.32	2.06	4.77
Less Distributions From:
Net investment income	(0.20)		(0.25)	(0.17)	(0.13)	(0.15)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.06)
Total Distributions	(1.46)		(4.25)	(1.76)	(0.13)	(0.21)
Net asset value, end of the period	$18.51		$15.20	$19.20	$18.64	$16.71
Total return(b)	32.94%		1.96%	12.92%	12.46%	39.50%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$77,842		$68,470	$71,202	$70,123	$68,895
Net expenses	1.40	%(c)	1.36%	1.31%	1.31%	1.40	%(d)
Gross expenses	1.40%		1.36%	1.31%	1.31%	1.40	%(d)
Net investment income	1.23%		1.00%	1.07%	0.84%	0.81%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.
(d)	Includes fee/expense recovery of 0.01%.

79

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund
	Class B
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$15.24		$19.21	$18.65	$16.73	$12.16
Income (loss) from Investment Operations:
Net investment income(a)	0.07		0.04	0.06	0.02	0.02
Net realized and unrealized gain (loss)	4.58		0.08	2.13	1.91	4.65
Total from Investment Operations	4.65		0.12	2.19	1.93	4.67
Less Distributions From:
Net investment income	(0.06)		(0.09)	(0.04)	(0.01)	(0.07)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.03)
Total Distributions	(1.32)		(4.09)	(1.63)	(0.01)	(0.10)
Net asset value, end of the period	$18.57		$15.24	$19.21	$18.65	$16.73
Total return(b)	31.88%		1.21%	12.11%	11.53%	38.54%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$363		$699	$1,396	$2,072	$2,711
Net expenses	2.15	%(c)	2.10%	2.06%	2.06%	2.15	%(d)
Gross expenses	2.15%		2.10%	2.06%	2.06%	2.15	%(d)
Net investment income	0.44%		0.22%	0.30%	0.09%	0.10%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.
(d)	Includes fee/expense recovery of 0.01%.

80

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund
	Class C
	Year Ended Jaunary 31, 2015		Year Ended Jaunary 31, 2014	Year Ended Jaunary 31, 2013	Year Ended Jaunary 31, 2012	Year Ended Jaunary 31, 2011
Net asset value, beginning of the period	$15.23		$19.23	$18.67	$16.74	$12.18
Income (loss) from Investment Operations:
Net investment income(a)	0.08		0.05	0.06	0.01	0.01
Net realized and unrealized gain (loss)	4.58		0.05	2.13	1.93	4.66
Total from Investment Operations	4.66		0.10	2.19	1.94	4.67
Less Distributions From:
Net investment income	(0.08)		(0.10)	(0.04)	(0.01)	(0.08)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.03)
Total Distributions	(1.34)		(4.10)	(1.63)	(0.01)	(0.11)
Net asset value, end of the period	$18.55		$15.23	$19.23	$18.67	$16.74
Total return(b)	31.95%		1.14%	12.13%	11.60%	38.41%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$10,432		$8,982	$11,158	$9,122	$9,536
Net expenses	2.15	%(c)	2.11%	2.06%	2.06%	2.15	%(d)
Gross expenses	2.15%		2.11%	2.06%	2.06%	2.15	%(d)
Net investment income	0.48%		0.27%	0.32%	0.08%	0.08%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.
(d)	Includes fee/expense recovery of 0.01%.

81

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund
	Class N
	Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$14.48		$19.88
Income (loss) from Investment Operations:
Net investment income(a)	0.25		0.15
Net realized and unrealized gain (loss)	4.35		(1.64)
Total from Investment Operations	4.60		(1.49)
Less Distributions From:
Net investment income	(0.25)		(0.22)
Net realized capital gains	(1.26)		(3.69)
Total Distributions	(1.51)		(3.91)
Net asset value, end of the period	$17.57		$14.48
Total return(b)	33.48%		(6.75)%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$1		$1
Net expenses(c)	0.99	%(d)	1.20	%(e)
Gross expenses	9.79%		3.14	%(e)
Net investment income	1.60%		1.14	%(e)
Portfolio turnover rate	18%		17%

*	From commencement of operations on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(e)	Computed on an annualized basis for periods less than one year.

82

Financial Performance

For a share outstanding throughout each period.

AEW Real Estate Fund
	Class Y
	Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013	Year Ended January 31, 2012	Year Ended January 31, 2011
Net asset value, beginning of the period	$14.48		$18.50	$18.02	$16.16	$11.76
Income (loss) from Investment Operations:
Net investment income(a)	0.23		0.23	0.25	0.18	0.15
Net realized and unrealized gain (loss)	4.33		0.05	2.04	1.86	4.50
Total from Investment Operations	4.56		0.28	2.29	2.04	4.65
Less Distributions From:
Net investment income	(0.24)		(0.30)	(0.22)	(0.18)	(0.18)
Net realized capital gains	(1.26)		(4.00)	(1.59)	—	—
Paid-in capital	—		—	—	—	(0.07)
Total Distributions	(1.50)		(4.30)	(1.81)	(0.18)	(0.25)
Net asset value, end of the period	$17.54		$14.48	$18.50	$18.02	$16.16
Total return	33.21%		2.22%	13.22%	12.76%	39.80%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$176,555		$130,415	$281,698	$296,039	$204,938
Net expenses	1.15	%(b)	1.10%	1.06%	1.07%	1.16	%(c)
Gross expenses	1.15%		1.10%	1.06%	1.07%	1.16	%(c)
Net investment income	1.49%		1.24%	1.32%	1.08%	1.01%
Portfolio turnover rate	18%		17%	35%	12%	9%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.
(c)	Includes fee/expense recovery of 0.01%.

83

Financial Performance

For a share outstanding throughout each period.

CGM Advisor Targeted Equity Fund
	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$11.46	$10.23		$9.36		$11.12	$9.54
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)	(0.02)		0.08	(b)	0.05	0.05	(c)
Net realized and unrealized gain (loss)	0.91	2.94		1.36		(1.76)	1.58
Total from Investment Operations	0.89	2.92		1.44		(1.71)	1.63
Less Distributions From:
Net investment income	—	(0.00	)(d)	(0.09)		(0.05)	(0.05)
Net realized capital gains	(1.62)	(1.69)		(0.48)		—	—
Total Distributions	(1.62)	(1.69)		(0.57)		(0.05)	(0.05)
Net asset value, end of the period	$10.73	$11.46		$10.23		$9.36	$11.12
Total return(e)	8.27%	29.01%		15.44	%(b)	(15.36)%	17.14%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$458,975	$493,102		$438,288		$503,330	$753,518
Net expenses	1.15%	1.17%		1.18%		1.13%	1.16%
Gross expenses	1.15%	1.17%		1.18%		1.13%	1.16%
Net investment income (loss)	(0.21)%	(0.17)%		0.78	%(b)	0.45%	0.52	%(c)
Portfolio turnover rate	229%	205%		192%		236%	146%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 14.81% and the ratio of net investment income to average net assets would have been 0.21%.

(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02 and the ratio of net investment income to average net assets would have been 0.23%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.

84

Financial Performance

For a share outstanding throughout each period.

CGM Advisor Targeted Equity Fund
	Class B
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$9.98	$9.15		$8.41		$10.01	$8.61
Income (loss) from Investment Operations:
Net investment loss(a)	(0.10)	(0.10)		(0.00	)(b)(c)	(0.03)	(0.02	)(d)
Net realized and unrealized gain (loss)	0.79	2.62		1.22		(1.57)	1.42
Total from Investment Operations	0.69	2.52		1.22		(1.60)	1.40
Less Distributions From:
Net investment income	—	(0.00	)(b)	(0.00	)(b)	—	(0.00	)(b)
Net realized capital gains	(1.62)	(1.69)		(0.48)		—	—
Total Distributions	(1.62)	(1.69)		(0.48)		—	(0.00)
Net asset value, end of the period	$9.05	$9.98		$9.15		$8.41	$10.01
Total return(e)	7.47%	28.06%		14.54	%(c)	(15.98)%	16.26%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$932	$2,205		$3,447		$5,296	$9,934
Net expenses	1.89%	1.91%		1.93%		1.88%	1.91%
Gross expenses	1.89%	1.91%		1.93%		1.88%	1.91%
Net investment loss	(0.98)%	(0.94)%		(0.05	)%(c)	(0.32)%	(0.28	)%(d)
Portfolio turnover rate	229%	205%		192%		236%	146%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), total return would have been 13.83% and the ratio of net investment loss to average net assets would have been (0.56)%.

(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05) and the ratio of net investment loss to average net assets would have been (0.53)%.
(e)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.

85

Financial Performance

For a share outstanding throughout each period.

CGM Advisor Targeted Equity Fund
	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$9.91	$9.09		$8.37		$9.96	$8.57
Income (loss) from Investment Operations:
Net investment loss(a)	(0.09)	(0.10)		(0.00	)(b)(c)	(0.03)	(0.02	)(d)
Net realized and unrealized gain (loss)	0.77	2.61		1.20		(1.56)	1.41
Total from Investment Operations	0.68	2.51		1.20		(1.59)	1.39
Less Distributions From:
Net investment income	—	(0.00	)(b)	(0.00	)(b)	—	(0.00	)(b)
Net realized capital gains	(1.62)	(1.69)		(0.48)		—	—
Total Distributions	(1.62)	(1.69)		(0.48)		—	(0.00)
Net asset value, end of the period	$8.97	$9.91		$9.09		$8.37	$9.96
Total return(e)	7.43%	28.13%		14.45	%(c)	(15.96)%	16.22%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$31,462	$36,417		$35,225		$47,416	$81,291
Net expenses	1.90%	1.91%		1.93%		1.88%	1.91%
Gross expenses	1.90%	1.91%		1.93%		1.88%	1.91%
Net investment loss	(0.96)%	(0.92)%		(0.02	)%(c)	(0.32)%	(0.23	)%(d)
Portfolio turnover rate	229%	205%		192%		236%	146%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), total return would have been 13.86% and the ratio of net investment loss to average net assets would have been (0.55)%.

(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05) and the ratio of net investment loss to average net assets would have been (0.52)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.

86

Financial Performance

For a share outstanding throughout each period.

CGM Advisor Targeted Equity Fund
	Class Y
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$11.83	$10.49		$9.59		$11.40	$9.78
Income (loss) from Investment Operations:
Net investment income(a)	0.00 (b)	0.01		0.11	(c)	0.07	0.07	(d)
Net realized and unrealized gain (loss)	0.95	3.02		1.39		(1.80)	1.63
Total from Investment Operations	0.95	3.03		1.50		(1.73)	1.70
Less Distributions From:
Net investment income	—	(0.00	)(b)	(0.12)		(0.08)	(0.08)
Net realized capital gains	(1.62)	(1.69)		(0.48)		—	—
Total Distributions	(1.62)	(1.69)		(0.60)		(0.08)	(0.08)
Net asset value, end of the period	$11.16	$11.83		$10.49		$9.59	$11.40
Total return	8.52%	29.34%		15.69	%(c)	(15.16)%	17.39%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$34,930	$50,096		$49,884		$57,003	$137,631
Net expenses	0.89%	0.91%		0.93%		0.87%	0.91%
Gross expenses	0.89%	0.91%		0.93%		0.87%	0.91%
Net investment income	0.04%	0.08%		1.02	%(c)	0.62%	0.69	%(d)
Portfolio turnover rate	229%	205%		192%		236%	146%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, total return would have been 14.96% and the ratio of net investment income to average net assets would have been 0.47%.

(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05 and the ratio of net investment income to average net assets would have been 0.48%.

87

Financial Performance

For a share outstanding throughout each period.

Natixis Diversified Income Fund
	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$12.21	$11.83	$10.74	$10.41	$9.22
Income (loss) from Investment Operations:
Net investment income(a)	0.32	0.29	0.29	0.34	0.34
Net realized and unrealized gain (loss)	1.26	0.40	1.12	0.40	1.18
Total from Investment Operations	1.58	0.69	1.41	0.74	1.52
Less Distributions From:
Net investment income	(0.34)	(0.31)	(0.32)	(0.41)	(0.33)
Net realized capital gains	—	—	—	—	—
Total Distributions	(0.34)	(0.31)	(0.32)	(0.41)	(0.33)
Net asset value, end of the period	$13.45	$12.21	$11.83	$10.74	$10.41
Total return(b)	13.08%	5.84%	13.22%	7.21%	16.73%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$110,874	$79,039	$78,216	$45,211	$35,787
Net expenses	1.06%	1.09%	1.11%	1.13%	1.19%
Gross expenses	1.06%	1.09%	1.11%	1.13%	1.19%
Net investment income	2.46%	2.34%	2.53%	3.17%	3.51%
Portfolio turnover rate	41%	41%	29%	20%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.

88

Financial Performance

For a share outstanding throughout each period.

Natixis Diversified Income Fund
	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$12.17	$11.80	$10.71	$10.39	$9.20
Income (loss) from Investment Operations:
Net investment income(a)	0.22	0.19	0.20	0.26	0.27
Net realized and unrealized gain (loss)	1.27	0.39	1.12	0.39	1.17
Total from Investment Operations	1.49	0.58	1.32	0.65	1.44
Less Distributions From:
Net investment income	(0.25)	(0.21)	(0.23)	(0.33)	(0.25)
Net realized capital gains	—	—	—	—	—
Total Distributions	(0.25)	(0.21)	(0.23)	(0.33)	(0.25)
Net asset value, end of the period	$13.41	$12.17	$11.80	$10.71	$10.39
Total return(b)	12.28%	4.98%	12.43%	6.33%	15.90%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$53,074	$48,512	$49,697	$29,814	$27,355
Net expenses	1.81%	1.84%	1.86%	1.88%	1.94%
Gross expenses	1.81%	1.84%	1.86%	1.88%	1.94%
Net investment income	1.70%	1.59%	1.79%	2.42%	2.76%
Portfolio turnover rate	41%	41%	29%	20%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.

89

Financial Performance

For a share outstanding throughout each period.

Natixis Diversified Income Fund
	Class Y
	Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$12.19	$11.83	$11.72
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.38	0.33	(0.02)
Net realized and unrealized gain (loss)	1.19	0.37	0.18
Total from Investment Operations	1.57	0.70	0.16
Less Distributions From:
Net investment income	(0.37)	(0.34)	(0.05)
Net realized capital gains	—	—	—
Total Distributions	(0.37)	(0.34)	(0.05)
Net asset value, end of the period	$13.39	$12.19	$11.83
Total return	13.05%	5.93%	1.35%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$14,428	$628	$1
Net expenses	0.82%	0.83%	1.00	%(b)
Gross expenses	0.82%	0.83%	1.00	%(b)
Net investment income (loss)	2.92%	2.71%	(2.37	)%(b)
Portfolio turnover rate	41%	41%	29%

*	From commencement of operations on December 3, 2012, through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Computed on an annualized basis for periods less than one year.

90

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund
	Class A
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$21.40		$16.09		$13.86		$14.17		$12.58
Income (loss) from Investment Operations:
Net investment income(a)	0.10		0.06		0.12		0.08		0.05
Net realized and unrealized gain (loss)	2.11		6.03		2.24		(0.30)		1.60
Total from Investment Operations	2.21		6.09		2.36		(0.22)		1.65
Less Distributions From:
Net investment income	(0.07)		(0.07)		(0.13)		(0.09)		(0.06)
Net realized capital gains	(3.11)		(0.71)		—		—		—
Total Distributions	(3.18)		(0.78)		(0.13)		(0.09)		(0.06)
Net asset value, end of the period	$20.43		$21.40		$16.09		$13.86		$14.17
Total return(b)	10.43%		37.82%		17.03	%(c)	(1.56)%		13.08	%(c)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$195,061		$145,270		$113,870		$107,978		$118,938
Net expenses	1.22%		1.30	%(d)	1.30	%(e)	1.30	%(f)	1.30	%(e)
Gross expenses	1.22%		1.30	%(d)	1.33%		1.30	%(f)	1.39%
Net investment income	0.44%		0.33%		0.77%		0.57%		0.36%
Portfolio turnover rate	64	%(g)	29%		25%		36%		32%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Includes fee/expense recovery of less than 0.01%.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

91

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund
	Class B
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$19.57		$14.83		$12.76		$13.07		$11.65
Income (loss) from Investment Operations:
Net investment loss(a)	(0.06)		(0.07)		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss)	1.91		5.52		2.08		(0.28)		1.48
Total from Investment Operations	1.85		5.45		2.07		(0.31)		1.43
Less Distributions From:
Net investment income	—		—		—		(0.00	)(b)	(0.01)
Net realized capital gains	(3.11)		(0.71)		—		—		—
Total Distributions	(3.11)		(0.71)		—		(0.00)		(0.01)
Net asset value, end of the period	$18.31		$19.57		$14.83		$12.76		$13.07
Total return(c)	9.56%		36.75%		16.22	%(d)	(2.34)%		12.31	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$669		$1,532		$2,145		$3,341		$5,614
Net expenses	1.97%		2.05	%(e)	2.05	%(f)	2.05	%(g)	2.05	%(f)
Gross expenses	1.97%		2.05	%(e)	2.08%		2.05	%(g)	2.13%
Net investment loss	(0.31)%		(0.43)%		(0.04)%		(0.21)%		(0.40)%
Portfolio turnover rate	64	%(h)	29%		25%		36%		32%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

92

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund
	Class C
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$19.48		$14.75		$12.72		$13.02		$11.61
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.06)		(0.07)		0.00	(b)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	1.90		5.51		2.05		(0.27)		1.47
Total from Investment Operations	1.84		5.44		2.05		(0.30)		1.42
Less Distributions From:
Net investment income	(0.02)		—		(0.02)		(0.00	)(b)	(0.01)
Net realized capital gains	(3.11)		(0.71)		—		—		—
Total Distributions	(3.13)		(0.71)		(0.02)		(0.00)		(0.01)
Net asset value, end of the period	$18.19		$19.48		$14.75		$12.72		$13.02
Total return(c)	9.55%		36.88%		16.13	%(d)	(2.28)%		12.26	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$62,941		$8,425		$6,016		$5,667		$7,399
Net expenses	1.97%		2.05	%(e)	2.05	%(f)	2.05	%(g)	2.05	%(f)
Gross expenses	1.97%		2.05	%(e)	2.08%		2.05	%(g)	2.14%
Net investment income (loss)	(0.30)%		(0.42)%		0.02%		(0.19)%		(0.39)%
Portfolio turnover rate	64	%(h)	29%		25%		36%		32%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

93

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark Fund
	Class Y
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$22.16		$16.63		$14.32		$14.65		$12.99
Income (loss) from Investment Operations:
Net investment income(a)	0.15		0.11		0.17		0.12		0.08
Net realized and unrealized gain (loss)	2.20		6.24		2.31		(0.33)		1.67
Total from Investment Operations	2.35		6.35		2.48		(0.21)		1.75
Less Distributions From:
Net investment income	(0.12)		(0.11)		(0.17)		(0.12)		(0.09)
Net realized capital gains	(3.11)		(0.71)		—		—		—
Total Distributions	(3.23)		(0.82)		(0.17)		(0.12)		(0.09)
Net asset value, end of the period	$21.28		$22.16		$16.63		$14.32		$14.65
Total return	10.70%		38.21%		17.33	%(b)	(1.40)%		13.47	%(b)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$26,694		$14,176		$12,100		$7,567		$9,586
Net expenses	0.97%		1.05	%(c)	1.05	%(d)	1.05	%(e)	1.05	%(d)
Gross expenses	0.97%		1.05	%(c)	1.09%		1.05	%(e)	1.14%
Net investment income	0.67%		0.54%		1.04%		0.80%		0.61%
Portfolio turnover rate	64	%(f)	29%		25%		36%		32%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Includes fee/expense recovery of less than 0.01%.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

94

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund
	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010*
Net asset value, beginning of the period	$13.74	$10.94		$8.68		$10.16		$10.00
Income (loss) from Investment Operations:
Net investment income(a)	0.18	0.07		0.14		0.09	(b)	0.00	(c)
Net realized and unrealized gain (loss)	(1.01)	2.99		2.35		(1.57)		0.16
Total from Investment Operations	(0.83)	3.06		2.49		(1.48)		0.16
Less Distributions From:
Net investment income	(0.25)	(0.08)		(0.23)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.22)	(0.18)		—		(0.00	)(c)	—
Total Distributions	(0.47)	(0.26)		(0.23)		(0.00)		(0.00)
Net asset value, end of the period	$12.44	$13.74		$10.94		$8.68		$10.16
Total return(d)	(6.05)%	28.13%		28.78	%(e)	(14.55	)%(b)(e)	1.62	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$617,383	$314,579		$35,555		$33,852		$5,487
Net expenses	1.31%	1.44	%(f)	1.45	%(g)	1.45	%(g)	1.45	%(g)(h)
Gross expenses	1.31%	1.44	%(f)	1.64%		1.87%		22.77	%(h)
Net investment income	1.34%	0.52%		1.50%		0.93	%(b)	0.23	%(h)
Portfolio turnover rate	31%	20%		53%		48%		0	%(i)

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (14.65)% and the ratio of net investment income to average net assets would have been 0.81%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(f)	Includes fee/expense recovery of 0.05% .
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Amount rounds to less than 1%.

95

Financial Performance

For a share outstanding throughout each period.

Natixis Oakmark International Fund
	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010*
Net asset value, beginning of the period	$13.53	$10.82		$8.61		$10.15		$10.00
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.08	(0.02)		0.06		0.02	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.98)	2.94		2.34		(1.56)		0.15
Total from Investment Operations	(0.90)	2.92		2.40		(1.54)		0.15
Less Distributions From:
Net investment income	(0.16)	(0.03)		(0.19)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.22)	(0.18)		—		(0.00	)(c)	—
Total Distributions	(0.38)	(0.21)		(0.19)		(0.00)		(0.00)
Net asset value, end of the period	$12.25	$13.53		$10.82		$8.61		$10.15
Total return(d)	(6.67)%	27.13%		27.93	%(e)	(15.17	)%(b)(e)	1.52	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$327,319	$237,250		$34,142		$13,501		$700
Net expenses	2.05%	2.19	%(f)	2.20	%(g)	2.20	%(g)	2.20	%(g)(h)
Gross expenses	2.05%	2.19	%(f)	2.39%		2.59%		25.08	%(h)
Net investment income (loss)	0.61%	(0.14)%		0.59%		0.20	%(b)	(0.08	)%(h)
Portfolio turnover rate	31%	20%		53%		48%		0	%(i)

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (15.27)% and the ratio of net investment income to average net assets would have been 0.08%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(f)	Includes fee/expense recovery of 0.04%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Amount rounds to less than 1%.

96

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund
	Class A
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$33.07		$26.35		$23.56		$25.17		$20.68
Income (loss) from Investment Operations:
Net investment income (loss)(a)	0.02		(0.04)		0.07		(0.04)		0.03	(b)
Net realized and unrealized gain (loss)	4.31		9.34		4.12		(0.69)		4.50
Total from Investment Operations	4.33		9.30		4.19		(0.73)		4.53
Less Distributions From:
Net investment income	—		—		(0.07)		—		(0.04)
Net realized capital gains	(10.00)		(2.58)		(1.33)		(0.88)		—
Total Distributions	(10.00)		(2.58)		(1.40)		(0.88)		(0.04)
Increase from regulatory settlements	—		—		—		—		0.00	(c)
Net asset value, end of the period	$27.40		$33.07		$26.35		$23.56		$25.17
Total return(d)	12.94%		35.75	%(e)	17.79	%(e)	(2.79	)%(e)	21.90	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$400,678		$371,102		$289,898		$281,467		$314,384
Net expenses	1.29	%(f)	1.30	%(g)	1.30	%(g)	1.34	%(g)(h)	1.40	%(g)
Gross expenses	1.29	%(f)	1.32%		1.35%		1.38%		1.50%
Net investment income (loss)	0.07%		(0.12)%		0.25%		(0.15)%		0.14	%(b)
Portfolio turnover rate	93	%(i)	50%		52%		97%		79%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.04) and the ratio of net investment loss to average net assets would have been (0.19)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective June 1, 2011, the expense limit decreased to 1.30%.
(i)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team and a reduction from four segments to two segments.

97

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund
	Class B
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$26.91		$21.98		$19.93		$21.60		$17.85
Income (loss) from Investment Operations:
Net investment loss(a)	(0.19)		(0.22)		(0.12)		(0.21)		(0.12	)(b)
Net realized and unrealized gain (loss)	3.51		7.73		3.50		(0.58)		3.87
Total from Investment Operations	3.32		7.51		3.38		(0.79)		3.75
Less Distributions From:
Net investment income	—		—		—		—		—
Net realized capital gains	(10.00)		(2.58)		(1.33)		(0.88)		—
Total Distributions	(10.00)		(2.58)		(1.33)		(0.88)		—
Increase from regulatory settlements	—		—		—		—		0.00	(c)
Net asset value, end of the period	$20.23		$26.91		$21.98		$19.93		$21.60
Total return(d)	12.14%		34.70	%(e)	16.97	%(e)	(3.53	)%(e)	21.01	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$3,324		$7,708		$11,172		$16,820		$28,787
Net expenses	2.04	%(f)	2.05	%(g)	2.05	%(g)	2.10	%(g)(h)	2.15	%(g)
Gross expenses	2.04	%(f)	2.07%		2.10%		2.13%		2.25%
Net investment loss	(0.70)%		(0.89)%		(0.55)%		(0.94)%		(0.66	)%(b)
Portfolio turnover rate	93	%(i)	50%		52%		97%		79%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.18) and the ratio of net investment loss to average net assets would have been (0.98)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(i)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team and a reduction from four segments to two segments.

98

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund
	Class C
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$26.92		$21.99		$19.94		$21.61		$17.86
Income (loss) from Investment Operations:
Net investment loss(a)	(0.19)		(0.22)		(0.11)		(0.20)		(0.12	)(b)
Net realized and unrealized gain (loss)	3.51		7.73		3.49		(0.59)		3.87
Total from Investment Operations	3.32		7.51		3.38		(0.79)		3.75
Less Distributions From:
Net investment income	—		—		—		—		—
Net realized capital gains	(10.00)		(2.58)		(1.33)		(0.88)		—
Total Distributions	(10.00)		(2.58)		(1.33)		(0.88)		—
Increase from regulatory settlements	—		—		—		—		0.00	(c)
Net asset value, end of the period	$20.24		$26.92		$21.99		$19.94		$21.61
Total return(d)	12.12%		34.69	%(e)	16.96	%(e)	(3.53	)%(e)	21.00	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$53,925		$44,150		$30,525		$28,462		$30,912
Net expenses	2.04	%(f)	2.05	%(g)	2.05	%(g)	2.09	%(g)(h)	2.15	%(g)
Gross expenses	2.04	%(f)	2.07%		2.10%		2.13%		2.25%
Net investment loss	(0.68)%		(0.86)%		(0.49)%		(0.90)%		(0.62	)%(b)
Portfolio turnover rate	93	%(i)	50%		52%		97%		79%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.18) and the ratio of net investment loss to average net assets would have been (0.94)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(i)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team and a reduction from four segments to two segments.

99

Financial Performance

For a share outstanding throughout each period.

Natixis U.S. Equity Opportunities Fund
	Class Y
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$36.32		$28.68		$25.52		$27.12		$22.27
Income (loss) from Investment Operations:
Net investment income(a)	0.12		0.05		0.17		0.04		0.05	(b)
Net realized and unrealized gain (loss)	4.74		10.17		4.46		(0.76)		4.90
Total from Investment Operations	4.86		10.22		4.63		(0.72)		4.95
Less Distributions From:
Net investment income	—		—		(0.14)		—		(0.10)
Net realized capital gains	(10.00)		(2.58)		(1.33)		(0.88)		—
Total Distributions	(10.00)		(2.58)		(1.47)		(0.88)		(0.10)
Increase from regulatory settlements	—		—		—		—		0.00	(c)
Net asset value, end of the period	$31.18		$36.32		$28.68		$25.52		$27.12
Total return	13.25%		36.06	%(d)	18.15	%(d)	(2.56	)%(d)	22.21	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$37,636		$24,661		$11,035		$2,047		$1,317
Net expenses	1.05	%(e)	1.05	%(f)	1.05	%(f)	1.09	%(f)(g)	1.15	%(f)
Gross expenses	1.05	%(e)	1.07%		1.10%		1.14%		1.24%
Net investment income	0.32%		0.13%		0.61%		0.16%		0.22	%(b)
Portfolio turnover rate	93	%( h )	50%		52%		97%		79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.02) and the ratio of net investment loss to average net assets would have been (0.08)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective June 1, 2011, the expense limit decreased to 1.05%.
(h)	The variation in the Fund's turnover rate from 2013 to 2014 was primarily due to a change in the structure of the Fund from four segments to two segments.

100

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund
	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$22.34	$18.97		$17.74		$22.69	$22.31
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.06)	0.07	(b)	0.13	(c)	0.10	(0.01)
Net realized and unrealized gain (loss)	1.95	7.14		2.50		(0.83)	5.27
Total from Investment Operations	1.89	7.21		2.63		(0.73)	5.26
Less Distributions From:
Net investment income	—	(0.06)		(0.14)		(0.09)	—
Net realized capital gains	(3.58)	(3.78)		(1.26)		(4.13)	(4.90)
Total Distributions	(3.58)	(3.84)		(1.40)		(4.22)	(4.90)
Increase from regulatory settlements	—	—		—		—	0.02
Net asset value, end of the period	$20.65	$22.34		$18.97		$17.74	$22.69
Total return(d)	8.79%	39.01	%(b)	14.93	%(c)	(3.77)%	23.67%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$125,201	$152,792		$160,400		$228,445	$267,192
Net expenses	1.37%	1.39	%(e)	1.39%		1.36%	1.41%
Gross expenses	1.37%	1.39	%(e)	1.39%		1.36%	1.41%
Net investment income (loss)	(0.27)%	0.33	%(b)	0.67	%(c)	0.44%	(0.03)%
Portfolio turnover rate	58%	58%		73%		88%	80%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 14.42% and the ratio of net investment income to average net assets would have been 0.22%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Includes interest expense of less than 0.01%.

101

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund
	Class B
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$17.63	$15.65		$14.84		$19.73	$20.06
Income (loss) from Investment Operations:
Net investment loss(a)	(0.19)	(0.07	)(b)	(0.02	)(c)	(0.07)	(0.17)
Net realized and unrealized gain (loss)	1.51	5.84		2.09		(0.69)	4.72
Total from Investment Operations	1.32	5.77		2.07		(0.76)	4.55
Less Distributions From:
Net investment income	—	(0.01)		—		0.00 (d)	—
Net realized capital gains	(3.58)	(3.78)		(1.26)		(4.13)	(4.90)
Total Distributions	(3.58)	(3.79)		(1.26)		(4.13)	(4.90)
Increase from regulatory settlements	—	—		—		—	0.02
Net asset value, end of the period	$15.37	$17.63		$15.65		$14.84	$19.73
Total return(e)	7.87%	38.03	%(b)	14.12	%(c)	(4.51)%	22.78%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$967	$2,239		$3,106		$4,657	$7,996
Net expenses	2.12%	2.14	%(f)	2.14%		2.11%	2.16%
Gross expenses	2.12%	2.14	%(f)	2.14%		2.11%	2.16%
Net investment loss	(1.08)%	(0.40	)%(b)	(0.14	)%(c)	(0.38)%	(0.78)%
Portfolio turnover rate	58%	58%		73%		88%	80%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been 37.63% and the ratio of net investment income loss to average net assets would have been (0.77)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 13.64% and the ratio of net investment income loss to average net assets would have been (0.56)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(f)	Includes interest expense of less than 0.01%.

102

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund
	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$17.61	$15.64		$14.85		$19.74	$20.07
Income (loss) from Investment Operations:
Net investment loss(a)	(0.18)	(0.07	)(b)	(0.01	)(c)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	1.51	5.83		2.08		(0.70)	4.71
Total from Investment Operations	1.33	5.76		2.07		(0.76)	4.55
Less Distributions From:
Net investment income	—	(0.01)		(0.02)		—	—
Net realized capital gains	(3.58)	(3.78)		(1.26)		(4.13)	(4.90)
Total Distributions	(3.58)	(3.79)		(1.28)		(4.13)	(4.90)
Increase from regulatory settlements	—	—		—		—	0.02
Net asset value, end of the period	$15.36	$17.61		$15.64		$14.85	$19.74
Total return(d)	7.94%	37.99	%(b)	14.08	%(c)	(4.51)%	22.78%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$27,292	$31,476		$26,980		$30,284	$38,855
Net expenses	2.12%	2.14	%(e)	2.14%		2.11%	2.16%
Gross expenses	2.12%	2.14	%(e)	2.14%		2.11%	2.16%
Net investment loss	(1.02)%	(0.40	)%(b)	(0.07	)%(c)	(0.33)%	(0.76)%
Portfolio turnover rate	58%	58%		73%		88%	80%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 13.52% and the ratio of net investment income loss to average net assets would have been (0.51)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Includes interest expense of less than 0.01%.

103

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Small Cap Value Fund
	Class Y
	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$22.73		$19.24		$17.99		$22.96	$22.47
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.00	)(b)	0.13	(c)	0.18	(d)	0.15	0.06
Net realized and unrealized gain (loss)	1.98		7.26		2.53		(0.84)	5.31
Total from Investment Operations	1.98		7.39		2.71		(0.69)	5.37
Less Distributions From:
Net investment income	—		(0.12)		(0.20)		(0.15)	—
Net realized capital gains	(3.58)		(3.78)		(1.26)		(4.13)	(4.90)
Total Distributions	(3.58)		(3.90)		(1.46)		(4.28)	(4.90)
Increase from regulatory settlements	—		—		—		—	0.02
Net asset value, end of the period	$21.13		$22.73		$19.24		$17.99	$22.96
Total return	9.04%		39.43	%(c)	15.18	%(d)	(3.54)%	24.00%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$176,905		$163,836		$132,970		$130,115	$217,305
Net expenses	1.12%		1.14	%(e)	1.14%		1.10%	1.16%
Gross expenses	1.12%		1.14	%(e)	1.14%		1.10%	1.16%
Net investment income (loss)	(0.01)%		0.59	%(c)	0.95	%(d)	0.65%	0.24%
Portfolio turnover rate	58%		58%		73%		88%	80%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 14.73% and the ratio of net investment income to average net assets would have been 0.50%.

(e)	Includes interest expense of less than 0.01%.

104

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund
	Class A
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.63	$15.49	$13.83		$14.75		$12.46
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.08)	(0.03)	0.15	(b)	(0.01)		0.08	(c)
Net realized and unrealized gain (loss)	2.31	6.36	2.05		(0.39)		2.36
Total from Investment Operations	2.23	6.33	2.20		(0.40)		2.44
Less Distributions From:
Net investment income	—	—	(0.14)		—		(0.07)
Net realized capital gains	(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—	—	—		—		(0.06)
Total Distributions	(1.57)	(1.19)	(0.54)		(0.52)		(0.15)
Net asset value, end of the period	$21.29	$20.63	$15.49		$13.83		$14.75
Total return(d)	10.92%	41.22%	15.93	%(b)	(2.71)%		19.64	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$73,237	$67,716	$28,381		$21,308		$11,268
Net expenses	1.25%	1.27%	1.31%		1.40	%(f)	1.40	%(g)
Gross expenses	1.25%	1.27%	1.31%		1.40	%(f)	1.69%
Net investment income (loss)	(0.37)%	(0.13)%	0.97	%(b)	(0.07)%		0.62	%(c)
Portfolio turnover rate	58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 15.06% and the ratio of net investment income to average net assets would have been 0.16%.

(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and the ratio of net investment income to average net assets would have been 0.07%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

105

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund
	Class C
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.07	$15.21	$13.60		$14.63		$12.39
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.23)	(0.17)	0.04	(b)	(0.12)		(0.03	)(c)
Net realized and unrealized gain (loss)	2.24	6.22	2.01		(0.39)		2.36
Total from Investment Operations	2.01	6.05	2.05		(0.51)		2.33
Less Distributions From:
Net investment income	—	—	(0.04)		—		(0.04)
Net realized capital gains	(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—	—	—		—		(0.03)
Total Distributions	(1.57)	(1.19)	(0.44)		(0.52)		(0.09)
Net asset value, end of the period	$20.51	$20.07	$15.21		$13.60		$14.63
Total return(d)	10.12%	40.13%	15.10	%(b)	(3.48)%		18.85	%(e)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$35,894	$21,005	$3,090		$1,822		$824
Net expenses	2.00%	2.02%	2.06%		2.15	%(f)	2.15	%(g)
Gross expenses	2.00%	2.02%	2.06%		2.15	%(f)	2.46%
Net investment income (loss)	(1.10)%	(0.89)%	0.24	%(b)	(0.83)%		(0.23	)%(c)
Portfolio turnover rate	58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 14.21% and the ratio of net investment loss to average net assets would have been (0.57)%.

(c)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.09) and the ratio of net investment loss to average net assets would have been (0.74)%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

106

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund
	Class N
	Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$20.76		$17.53
Income (loss) from Investment Operations:
Net investment loss(a)	(0.00	)(b)	(0.04)
Net realized and unrealized gain (loss)	2.31		4.35
Total from Investment Operations	2.31		4.31
Less Distributions From:
Net investment income	—		(0.02)
Net realized capital gains	(1.57)		(1.06)
Total Distributions	(1.57)		(1.08)
Net asset value, end of the period	$21.50		$20.76
Total return	11.24%		24.70	%(c)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$12,024		$1
Net expenses	0.91	%(d)	1.03	%(e)(f)
Gross expenses	0.91	%(d)	2.07	%(f)
Net investment loss	(0.00	)%(g)	(0.33	)%(f)
Portfolio turnover rate	58%		39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	Includes fee/expense recovery of less than 0.01%.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Amount rounds to less than 0.01%.

107

Financial Performance

For a share outstanding throughout each period.

Vaughan Nelson Value Opportunity Fund
	Class Y
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.78	$15.57	$13.89		$14.80		$12.49
Income (loss) from Investment Operations:
Net investment income (loss)(a)	(0.02)	0.02	0.18	(b)	0.03		0.12	(c)
Net realized and unrealized gain (loss)	2.33	6.39	2.08		(0.41)		2.37
Total from Investment Operations	2.31	6.41	2.26		(0.38)		2.49
Less Distributions From:
Net investment income	—	(0.01)	(0.18)		(0.01)		(0.09)
Net realized capital gains	(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—	—	—		—		(0.07)
Total Distributions	(1.57)	(1.20)	(0.58)		(0.53)		(0.18)
Net asset value, end of the period	$21.52	$20.78	$15.57		$13.89		$14.80
Total return	11.23%	41.52%	16.28	%(b)	(2.53)%		19.96	%(d)
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$656,071	$360,820	$163,589		$109,419		$40,715
Net expenses	1.00%	1.02%	1.06%		1.15	%(e)	1.15	%(f)
Gross expenses	1.00%	1.02%	1.06%		1.15	%(e)	1.43%
Net investment income (loss)	(0.10)%	0.12%	1.22	%(b)	0.23%		0.92	%(c)
Portfolio turnover rate	58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, total return would have been 15.41% and the ratio of net investment income to average net assets would have been 0.42%.

(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04 and the ratio of net investment income to average net assets would have been 0.34%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund's expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

108

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds' annual or semiannual reports or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds' website at ngam.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

Investment Company Act File No. 811-04323 Investment Company Act File No. 811-00242 Investment Company Act File No. 811-09945	XS51-0515